UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam VT Income Fund
Class IA
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Putnam VT Income Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA1	$59	0.57%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IA shares of Putnam VT Income Fund returned 7.45%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities (RMBS) contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓
Term structure strategies detracted from relative performance during the year. The Fund employs a structural long volatility strategy, and volatility overall fell during the period, hampering performance.

Use of derivatives and the impact on performance:
The Fund utilized futures for hedging treasury term structure risk and for yield curve positioning, which contributed to performance.
Putnam VT Income Fund	PAGE 1	38921-ATSIA-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class IA 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IA	7.45	-0.89	2.15
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$133,418,632
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	791
Total Management Fee Paid	$501,962
Portfolio Turnover Rate	225%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam VT Income Fund	PAGE 2	38921-ATSIA-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Income Fund	PAGE 3	38921-ATSIA-0226

Putnam VT Income Fund
Class IB
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Putnam VT Income Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB1	$85	0.82%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IB shares of Putnam VT Income Fund returned 7.25%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities (RMBS) contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓
Term structure strategies detracted from relative performance during the year. The Fund employs a structural long volatility strategy, and volatility overall fell during the period, hampering performance.

Use of derivatives and the impact on performance:
The Fund utilized futures for hedging treasury term structure risk and for yield curve positioning, which contributed to performance.
Putnam VT Income Fund	PAGE 1	38921-ATSIB-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class IB 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IB	7.25	-1.13	1.89
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$133,418,632
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	791
Total Management Fee Paid	$501,962
Portfolio Turnover Rate	225%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam VT Income Fund	PAGE 2	38921-ATSIB-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Income Fund	PAGE 3	38921-ATSIB-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $1,105,519 in December 31, 2024 and $1,138,734 in December 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $140,446 in December 31, 2024 and $195,135 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $864,236 in December 31, 2024 and $1,655,229 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.
(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
VT Income Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 33
Notes to Financial Statements 37
Report of Independent Registered Public Accounting Firm 53
Tax Information 54
Changes In and Disagreements with Accountants 55
Results of Meeting(s) of Shareholders 55
Remuneration Paid to Directors, Officers and Others 55
Board Approval of Management and Subadvisory Agreements 55

Putnam Variable Trust
Financial Highlights
Putnam VT Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class IA
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.13 $8.40 $8.50 $10.40 $11.60
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.42 0.42 0.34 0.36
Net realized and unrealized gains (losses) ........... 0.22 (0.22) (0.02) (1.69) (0.87)
Total from investment operations .................... 0.60 0.20 0.40 (1.35) (0.51)
Less distributions from:
Net investment income .......................... (0.42) (0.47) (0.50) (0.55) (0.18)
Net realized gains ............................. — — — — (0.51)
Total distributions ............................... (0.42) (0.47) (0.50) (0.55) (0.69)
Net asset value, end of year ....................... $8.31 $8.13 $8.40 $8.50 $10.40
Total return
c
................................... 7.45% 2.56% 4.96% (13.48)% (4.44)%
Ratios to average net assets
Expenses
d
.................................... 0.57% 0.59% 0.63% 0.62%
e
0.56%
Net investment income ........................... 4.73% 5.11% 5.13% 3.78% 3.36%
Supplemental data
Net assets , end of year (000’s) ..................... $73,912 $76,688 $81,851 $85,874 $111,757
Portfolio turnover rate ............................ 225% 461% 890% 793% 800%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class IB
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.02 $8.29 $8.39 $10.28 $11.46
Income from investment operations
a
:
Net investment income
b
......................... 0.36 0.39 0.39 0.32 0.33
Net realized and unrealized gains (losses) ........... 0.20 (0.21) (0.01) (1.69) (0.85)
Total from investment operations .................... 0.56 0.18 0.38 (1.37) (0.52)
Less distributions from:
Net investment income .......................... (0.39) (0.45) (0.48) (0.52) (0.15)
Net realized gains ............................. — — — — (0.51)
Total distributions ............................... (0.39) (0.45) (0.48) (0.52) (0.66)
Net asset value, end of year ....................... $8.19 $8.02 $8.29 $8.39 $10.28
Total return
c
................................... 7.25% 2.32% 4.69% (13.81)% (4.59)%
Ratios to average net assets
Expenses
d
.................................... 0.82% 0.84% 0.88% 0.87%
e
0.81%
Net investment income ........................... 4.48% 4.86% 4.88% 3.53% 3.12%
Supplemental data
Net assets , end of year (000’s) ..................... $59,506 $61,387 $65,947 $71,037 $99,028
Portfolio turnover rate ............................ 225% 461% 890% 793% 800%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Schedule of Investments, December 31, 2025
Putnam VT Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 38.4%
Aerospace & Defense 1.4%
a
BAE Systems plc ,
Senior Bond , 144A, 5.3% , 3/26/34 ..................... United Kingdom 205,000 $ 212,363
Senior Bond , 144A, 5.5% , 3/26/54 ..................... United Kingdom 200,000 201,425
Boeing Co. (The) ,
Senior Bond , 2.95% , 2/01/30 ......................... United States 25,000 23,697
Senior Bond , 6.125% , 2/15/33 ........................ United States 55,000 59,262
Senior Bond , 3.6% , 5/01/34 .......................... United States 36,000 32,774
Senior Bond , 3.25% , 2/01/35 ......................... United States 30,000 26,333
Senior Bond , 3.5% , 3/01/39 .......................... United States 30,000 24,575
Senior Bond , 6.875% , 3/15/39 ........................ United States 70,000 78,992
Senior Bond , 3.375% , 6/15/46 ........................ United States 205,000 145,743
Senior Bond , 3.9% , 5/01/49 .......................... United States 76,000 56,841
Senior Bond , 6.858% , 5/01/54 ........................ United States 80,000 89,910
Senior Bond , 3.95% , 8/01/59 ......................... United States 70,000 49,754
Senior Note , 2.196% , 2/04/26 ........................ United States 357,000 356,335
Senior Note , 6.259% , 5/01/27 ........................ United States 20,000 20,529
Senior Note , 6.298% , 5/01/29 ........................ United States 30,000 31,854
Howmet Aerospace, Inc. ,
Senior Bond , 6.75% , 1/15/28 ......................... United States 135,000 142,152
Senior Bond , 5.95% , 2/01/37 ......................... United States 16,000 17,317
Senior Note , 3% , 1/15/29 ........................... United States 142,000 137,791
a
TransDigm, Inc. , Senior Sub. Note , 144A, 6.75% , 1/31/34 ..... United States 255,000 265,791
1,973,438
Automobiles 0.3%
a
Hyundai Capital America ,
Senior Bond , 144A, 6.375% , 4/08/30 ................... United States 8,000 8,543
Senior Note , 144A, 6.5% , 1/16/29 ..................... United States 295,000 312,617
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 41,000 42,237
Senior Note , 144A, 4.55% , 9/26/29 .................... United States 50,000 50,320
Senior Note , 144A, 5.4% , 1/08/31 ..................... United States 20,000 20,667
Senior Note , 144A, 5.4% , 6/23/32 ..................... United States 20,000 20,742
455,126
Banks 5.3%
a ,b
Australia & New Zealand Banking Group Ltd. , Junior Sub. Bond ,
144A, 6.75% to 6/14/26, FRN thereafter , Perpetual ......... Australia 200,000 203,262
Banco Santander SA , Senior Non-Preferred Bond , 4.379% ,
4/12/28 ......................................... Spain 200,000 200,982
Bank of America Corp. ,
Senior Bond , 2.496% to 2/12/30, FRN thereafter , 2/13/31 ... United States 195,000 181,698
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 ... United States 50,000 52,103
c
Sub. Bond , FRN , 4.745% , ( 3-month SOFR + 1.022% ), 9/15/26 United States 100,000 100,232
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 100,000 102,307
Sub. Bond , 6.11% , 1/29/37 .......................... United States 300,000 323,782
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 604,000 568,965
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 200,000 208,126
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 200,000 206,753
a
CaixaBank SA , Senior Non-Preferred Note , 144A, 5.673% to
3/14/29, FRN thereafter , 3/15/30 ...................... Spain 200,000 207,809
Citigroup, Inc. ,
b
Junior Sub. Bond , 6.625% to 2/14/31, FRN thereafter ,
Perpetual ....................................... United States 120,000 122,002

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Citigroup, Inc., (continued)
b
CC , Junior Sub. Bond , 7.125% to 8/14/29, FRN thereafter ,
Perpetual ....................................... United States 70,000 $ 72,222
b
GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter ,
Perpetual ....................................... United States 259,000 269,295
Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ..... United States 76,000 80,764
a
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 200,000 211,064
Fifth Third Bancorp ,
Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 .... United States 115,000 121,137
Senior Note , 4.895% to 9/05/29, FRN thereafter , 9/06/30 .... United States 60,000 60,985
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 107,000 110,935
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 200,000 202,703
JPMorgan Chase & Co. ,
b
KK , Junior Sub. Bond , 3.65% to 5/31/26, FRN thereafter ,
Perpetual ....................................... United States 87,000 86,564
c
W , Junior Sub. Bond , FRN , 5.113% , ( 3-month SOFR + 1.262% ),
5/15/47 ......................................... United States 63,000 55,848
Senior Bond , 5.294% to 7/21/34, FRN thereafter , 7/22/35 ... United States 125,000 129,004
Senior Bond , 5.502% to 1/23/35, FRN thereafter , 1/24/36 ... United States 34,000 35,555
Senior Note , 6.07% to 10/21/26, FRN thereafter , 10/22/27 ... United States 155,000 157,479
Senior Note , 5.14% to 1/23/30, FRN thereafter , 1/24/31 ..... United States 86,000 88,906
Sub. Bond , 2.956% to 5/12/30, FRN thereafter , 5/13/31 ..... United States 300,000 283,100
Sub. Bond , 5.717% to 9/13/32, FRN thereafter , 9/14/33 ..... United States 380,000 401,861
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 60,000 62,090
Lloyds Banking Group plc , Sub. Bond , 3.369% to 12/13/41, FRN
thereafter , 12/14/46 ................................ United Kingdom 305,000 225,458
NatWest Group plc , Senior Note , 5.847% to 3/01/26, FRN
thereafter , 3/02/27 ................................. United Kingdom 200,000 200,547
PNC Financial Services Group, Inc. (The) ,
Senior Bond , 5.373% to 7/20/35, FRN thereafter , 7/21/36 ... United States 40,000 41,157
Sub. Bond , 4.626% to 6/05/32, FRN thereafter , 6/06/33 ..... United States 350,000 347,373
Royal Bank of Canada , Sub. Bond , 4.65% , 1/27/26 ..........
Canada 140,000 140,052
Toronto-Dominion Bank (The) , Junior Sub. Bond , 8.125% to
10/30/27, FRN thereafter , 10/31/82 ..................... Canada 200,000 211,066
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 120,000 126,291
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 260,000 227,072
b
Wells Fargo & Co. , BB , Junior Sub. Bond , 3.9% to 3/14/26, FRN
thereafter , Perpetual ............................... United States 50,000 49,875
Wells Fargo Bank NA , Sub. Bond , 6.6% , 1/15/38 ............
United States 495,000 553,079
Westpac Banking Corp. , Sub. Bond , 4.421% , 7/24/39 ........
Australia 185,000 171,961
7,201,464
Biotechnology 0.3%
AbbVie, Inc. , Senior Bond , 5.05% , 3/15/34 ................
United States 61,000 62,709
Amgen, Inc. , Senior Note , 5.25% , 3/02/30 .................
United States 273,000 283,487
Biogen, Inc. , Senior Bond , 2.25% , 5/01/30 .................
United States 145,000 133,289
479,485
Broadline Retail 0.1%
a
Wayfair LLC , Senior Secured Note , 144A, 7.75% , 9/15/30 ..... United States 165,000 176,370

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products 0.3%
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 65,000 $ 66,375
Johnson Controls International plc , Senior Note , 3.9% , 2/14/26 .
United States 138,000 137,970
a
Standard Industries, Inc. , Senior Bond , 144A, 4.375% , 7/15/30 . United States 275,000 265,481
469,826
Capital Markets 1.9%
Ares Capital Corp. ,
Senior Note , 3.875% , 1/15/26 ........................ United States 175,000 174,989
Senior Note , 7% , 1/15/27 ........................... United States 35,000 35,878
Senior Note , 5.95% , 7/15/29 ......................... United States 58,000 59,557
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 112,000 110,132
Goldman Sachs Group, Inc. (The) , Senior Bond , 4.223% to
4/30/28, FRN thereafter , 5/01/29 ...................... United States 353,000 354,037
a
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 185,000 193,224
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 190,000 190,018
a
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 110,000 107,789
LPL Holdings, Inc. ,
Senior Note , 6.75% , 11/17/28 ........................ United States 41,000 43,772
Senior Note , 5.2% , 3/15/30 .......................... United States 179,000 183,263
a
Senior Note , 144A, 4.625% , 11/15/27 .................. United States 50,000 50,008
Moody's Corp. , Senior Bond , 5.25% , 7/15/44 ...............
United States 108,000 105,077
Morgan Stanley ,
Senior Note , 5.123% to 1/31/28, FRN thereafter , 2/01/29 .... United States 35,000 35,733
Senior Note , 4.994% to 4/11/28, FRN thereafter , 4/12/29 .... United States 67,000 68,334
Senior Note , 5.23% to 1/14/30, FRN thereafter , 1/15/31 ..... United States 15,000 15,476
Sub. Bond , 5.297% to 4/19/32, FRN thereafter , 4/20/37 ..... United States 314,000 319,605
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 12,000 12,631
Sub. Bond , 5.942% to 2/06/34, FRN thereafter , 2/07/39 ..... United States 60,000 63,089
a
MSCI, Inc. ,
Senior Bond , 144A, 3.625% , 9/01/30 ................... United States 111,000 106,110
Senior Bond , 144A, 3.25% , 8/15/33 .................... United States 250,000 224,307
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 19,000 19,960
S&P Global, Inc. ,
Senior Bond , 2.5% , 12/01/29 ......................... United States 70,000 66,024
Senior Note , 4.75% , 8/01/28 ......................... United States 65,000 66,230
2,605,243
Chemicals 0.2%
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 65,000 64,012
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 255,000 202,044
266,056
Commercial Services & Supplies 0.1%
Waste Connections, Inc. ,
Senior Bond , 3.5% , 5/01/29 .......................... United States 110,000 108,342
Senior Bond , 3.2% , 6/01/32 .......................... United States 22,000 20,529
Senior Bond , 5% , 3/01/34 ........................... United States 40,000 40,888
169,759

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment 0.2%
Motorola Solutions, Inc. ,
Senior Bond , 2.3% , 11/15/30 ......................... United States 35,000 $ 31,825
Senior Note , 4.85% , 8/15/30 ......................... United States 40,000 40,826
Senior Note , 5.2% , 8/15/32 .......................... United States 133,000 137,199
209,850
Construction & Engineering 0.1%
MasTec, Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 170,000 177,383
Consumer Finance 1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 245,000 226,283
Senior Note , 5.1% , 1/19/29 .......................... Ireland 150,000 153,400
a
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 150,000 153,331
Ally Financial, Inc. ,
Senior Bond , 8% , 11/01/31 .......................... United States 145,000 164,792
Senior Note , 4.75% , 6/09/27 ......................... United States 20,000 20,186
American Express Co. , Senior Note , 5.098% to 2/15/27, FRN
thereafter , 2/16/28 ................................. United States 50,000 50,595
a
Avolon Holdings Funding Ltd. ,
Senior Note , 144A, 5.75% , 11/15/29 ................... Ireland 166,000 172,307
Senior Note , 144A, 4.9% , 10/10/30 .................... Ireland 170,000 170,976
Capital One Financial Corp. ,
Senior Note , 4.493% to 9/10/30, FRN thereafter , 9/11/31 .... United States 30,000 29,962
Senior Note , 7.624% to 10/29/30, FRN thereafter , 10/30/31 .. United States 132,000 149,224
Sub. Bond , 2.359% to 7/28/31, FRN thereafter , 7/29/32 ..... United States 225,000 197,219
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 305,000 308,926
General Motors Financial Co., Inc. ,
Senior Bond , 5.45% , 9/06/34 ......................... United States 65,000 65,963
Senior Note , 4.2% , 10/27/28 ......................... United States 45,000 45,074
Senior Note , 5.8% , 1/07/29 .......................... United States 140,000 146,003
Senior Note , 4.9% , 10/06/29 ......................... United States 91,000 92,468
a
Macquarie Airfinance Holdings Ltd. ,
Senior Note , 144A, 5.15% , 3/17/30 .................... United Kingdom 100,000 101,449
Senior Note , 144A, 6.5% , 3/26/31 ..................... United Kingdom 114,000 122,158
OneMain Finance Corp. , Senior Note , 7.5% , 5/15/31 .........
United States 250,000 263,220
2,633,536
Consumer Staples Distribution & Retail 0.5%
a
7-Eleven, Inc. ,
Senior Bond , 144A, 1.8% , 2/10/31 ..................... United States 34,000 29,807
Senior Note , 144A, 1.3% , 2/10/28 ..................... United States 303,000 286,233
a
Alimentation Couche-Tard, Inc. ,
Senior Bond , 144A, 3.55% , 7/26/27 .................... Canada 260,000 258,366
Senior Bond , 144A, 2.95% , 1/25/30 .................... Canada 134,000 127,037
701,443
Containers & Packaging 0.4%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 85,000 85,756
Berry Global, Inc. ,
Senior Secured Note , 1.57% , 1/15/26 .................. United States 104,000 103,897
Senior Secured Note , 1.65% , 1/15/27 .................. United States 155,000 150,973
Senior Secured Note , 5.5% , 4/15/28 ................... United States 13,000 13,394
a
Senior Secured Note , 144A, 4.875% , 7/15/26 ............ United States 3,000 3,001

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
WestRock MWV LLC ,
Senior Bond , 8.2% , 1/15/30 .......................... United States 105,000 $ 119,577
Senior Bond , 7.95% , 2/15/31 ......................... United States 39,000 44,685
521,283
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 15,000 14,038
Diversified REITs 0.5%
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 6.75% ,
12/01/33 ........................................ United States 60,000 65,487
VICI Properties LP ,
Senior Bond , 5.75% , 4/01/34 ......................... United States 70,000 72,277
Senior Note , 4.75% , 2/15/28 ......................... United States 58,000 58,587
a
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note , 144A, 4.5% , 9/01/26 ..................... United States 145,000 145,170
Senior Note , 144A, 3.75% , 2/15/27 .................... United States 22,000 21,865
Senior Note , 144A, 3.875% , 2/15/29 ................... United States 410,000 402,585
765,971
Diversified Telecommunication Services 0.9%
AT&T, Inc. ,
Senior Bond , 2.55% , 12/01/33 ........................ United States 162,000 138,311
Senior Bond , 4.75% , 5/15/46 ......................... United States 335,000 291,033
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 149,000 159,948
TELUS Corp. , Junior Sub. Bond , 6.625% to 10/14/30, FRN
thereafter , 10/15/55 ................................ Canada 110,000 112,321
Verizon Communications, Inc. ,
Senior Bond , 4.272% , 1/15/36 ........................ United States 150,000 140,613
Senior Bond , 5.875% , 11/30/55 ....................... United States 50,000 49,435
a
Senior Bond , 144A, 5.401% , 7/02/37 ................... United States 117,000 118,303
Senior Note , 2.1% , 3/22/28 .......................... United States 250,000 240,070
1,250,034
Electric Utilities 3.8%
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 180,000 178,777
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 60,000 58,981
Senior Bond , 5.625% , 3/01/33 ........................ United States 45,000 47,295
Senior Bond , 3.25% , 3/01/50 ......................... United States 100,000 66,948
a
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 65,000 58,614
DTE Electric Co. , Senior Bond , 5.25% , 5/15/35 .............
United States 85,000 87,410
Duke Energy Corp. ,
Senior Bond , 3.15% , 8/15/27 ......................... United States 180,000 177,895
Senior Bond , 5.75% , 9/15/33 ......................... United States 29,000 30,728
Senior Bond , 4.2% , 6/15/49 .......................... United States 65,000 51,246
Senior Bond , 5.8% , 6/15/54 .......................... United States 21,000 20,866
Senior Note , 4.85% , 1/05/29 ......................... United States 25,000 25,522
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ........
United States 65,000 67,460
a
Enel Finance International NV , Senior Bond , 144A, 7.5% ,
10/14/32 ........................................ Italy 200,000 230,731
a
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 165,000 168,326
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 165,000 169,199

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Exelon Corp. ,
Senior Bond , 5.625% , 6/15/35 ........................ United States 225,000 $ 235,654
Senior Note , 5.15% , 3/15/29 ......................... United States 280,000 287,990
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 45,000 45,376
Florida Power & Light Co. , Senior Bond , 4.125% , 2/01/42 .....
United States 203,000 176,869
Georgia Power Co. ,
Senior Bond , 4.95% , 5/17/33 ......................... United States 270,000 275,439
Senior Bond , 5.25% , 3/15/34 ......................... United States 10,000 10,327
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 105,000 102,753
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 3.55% , 5/01/27 ......................... United States 100,000 99,457
Senior Bond , 5.9% , 3/15/55 .......................... United States 25,000 25,294
Senior Note , 5.3% , 3/15/32 .......................... United States 80,000 83,370
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 .....
United States 65,000 66,281
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond , 5.75% , 3/15/29 .................. United States 161,000 168,547
Senior Secured Bond , 4.95% , 9/15/52 .................. United States 95,000 84,701
Senior Secured Note , 3.7% , 11/15/28 .................. United States 90,000 89,500
Pacific Gas and Electric Co. ,
Senior Bond , 5.9% , 6/15/32 .......................... United States 64,000 67,156
Senior Bond , 4.95% , 7/01/50 ......................... United States 145,000 122,723
Senior Bond , 6.75% , 1/15/53 ......................... United States 75,000 80,181
Senior Note , 2.1% , 8/01/27 .......................... United States 100,000 97,007
Senior Note , 3.3% , 12/01/27 ......................... United States 190,000 187,197
Senior Note , 6.1% , 1/15/29 .......................... United States 45,000 47,127
Southern Co. (The) ,
Senior Bond , 5.7% , 3/15/34 .......................... United States 85,000 89,536
Senior Note , 5.5% , 3/15/29 .......................... United States 10,000 10,382
Virginia Electric and Power Co. ,
Senior Bond , 5.05% , 8/15/34 ......................... United States 120,000 121,768
C , Senior Bond , 4.9% , 9/15/35 ....................... United States 85,000 84,632
a
Vistra Operations Co. LLC ,
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 82,000 81,465
Senior Secured Bond , 144A, 6.95% , 10/15/33 ............ United States 9,000 10,057
Senior Secured Bond , 144A, 6% , 4/15/34 ............... United States 80,000 84,369
Senior Secured Note , 144A, 3.7% , 1/30/27 .............. United States 465,000 462,321
Senior Secured Note , 144A, 4.6% , 10/15/30 ............. United States 10,000 10,008
Xcel Energy, Inc. ,
Senior Bond , 5.45% , 8/15/33 ......................... United States 170,000 175,856
Senior Bond , 5.6% , 4/15/35 .......................... United States 90,000 93,282
5,016,623
Electrical Equipment 0.2%
a
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 329,000 325,151
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 150,000 148,469
Entertainment 0.2%
a
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......... United States 242,000 252,564
Financial Services 0.1%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 100,000 98,430

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products 1.0%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 3% , 2/02/29 ........................... United States 157,000 $ 151,267
Senior Note , 5.75% , 4/01/33 ......................... United States 19,000 19,861
Senior Note , 6.75% , 3/15/34 ......................... United States 65,000 71,853
a
JBS USA Holding Lux SARL / JBS USA Foods Group Holdings,
Inc. / JBS USA Food Co. , Senior Bond , 144A, 5.5% , 1/15/36 . United States 110,000 111,846
a
JBS USA Lux SARL / JBS USA Food Co. / JBS USA Foods
Group, Inc. , Senior Bond , 144A, 5.95% , 4/20/35 ........... United States 25,000 26,312
Kellanova ,
Senior Bond , 4.5% , 4/01/46 .......................... United States 18,000 15,869
B , Senior Bond , 7.45% , 4/01/31 ....................... United States 30,000 34,349
Kraft Heinz Foods Co. ,
Senior Bond , 6.875% , 1/26/39 ........................ United States 50,000 55,919
Senior Bond , 4.625% , 10/01/39 ....................... United States 50,000 45,710
Senior Bond , 5% , 6/04/42 ........................... United States 130,000 119,364
a
Mars, Inc. ,
Senior Bond , 144A, 5.65% , 5/01/45 .................... United States 70,000 70,602
Senior Bond , 144A, 2.45% , 7/16/50 .................... United States 100,000 58,552
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 145,000 144,542
Senior Bond , 144A, 5.8% , 5/01/65 ..................... United States 35,000 35,185
Senior Note , 144A, 5.2% , 3/01/35 ..................... United States 310,000 318,740
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 30,000 27,739
1,307,710
Gas Utilities 0.1%
CenterPoint Energy Resources Corp. , Senior Bond , 5.4% ,
7/01/34 ......................................... United States 115,000 118,849
Ground Transportation 0.6%
a
Ashtead Capital, Inc. ,
Senior Bond , 144A, 4.375% , 8/15/27 ................... United Kingdom 200,000 199,966
Senior Bond , 144A, 5.95% , 10/15/33 ................... United Kingdom 200,000 211,712
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 75,000 73,986
a
ERAC USA Finance LLC , Senior Bond , 144A, 3.3% , 12/01/26 .. United States 40,000 39,814
a
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond , 144A, 3.4% , 11/15/26 .................... United States 133,000 132,153
Senior Note , 144A, 4.4% , 7/01/27 ..................... United States 110,000 110,402
768,033
Health Care Equipment & Supplies 0.2%
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 225,000 230,045
Health Care Providers & Services 1.0%
CVS Health Corp. ,
Senior Bond , 4.78% , 3/25/38 ......................... United States 292,000 275,747
Senior Note , 5% , 9/15/32 ........................... United States 117,000 119,464
HCA, Inc. ,
Senior Bond , 5.25% , 6/15/26 ......................... United States 35,000 35,028
Senior Bond , 4.5% , 2/15/27 .......................... United States 66,000 66,153
Senior Bond , 4.125% , 6/15/29 ........................ United States 30,000 29,908
Senior Bond , 5.6% , 4/01/34 .......................... United States 41,000 42,855
Senior Bond , 6% , 4/01/54 ........................... United States 54,000 53,741
Senior Note , 3.625% , 3/15/32 ........................ United States 50,000 47,286
Senior Note , 4.6% , 11/15/32 ......................... United States 75,000 74,343
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 165,000 170,254

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Icon Investments Six DAC , Senior Secured Note , 5.849% ,
5/08/29 ......................................... United States 200,000 $ 208,786
UnitedHealth Group, Inc. , Senior Note , 5.3% , 6/15/35 ........
United States 110,000 113,932
1,237,497
Hotels, Restaurants & Leisure 0.9%
a
Carnival Corp. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 185,000 187,144
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 193,000 198,647
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 75,000 77,065
Senior Secured Note , 144A, 4% , 8/01/28 ................ United States 533,000 525,407
Hyatt Hotels Corp. ,
Senior Note , 5.75% , 1/30/27 ......................... United States 22,000 22,348
Senior Note , 5.05% , 3/30/28 ......................... United States 80,000 81,501
Senior Note , 5.25% , 6/30/29 ......................... United States 105,000 108,113
Senior Note , 5.375% , 12/15/31 ....................... United States 75,000 77,274
a
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 4/01/28 United States 20,000 20,369
1,297,868
Household Durables 0.4%
DR Horton, Inc. , Senior Bond , 5% , 10/15/34 ...............
United States 225,000 227,671
Toll Brothers Finance Corp. ,
Senior Bond , 4.35% , 2/15/28 ......................... United States 73,000 73,303
Senior Bond , 3.8% , 11/01/29 ......................... United States 145,000 142,696
443,670
Independent Power and Renewable Electricity Producers 0.8%
AES Corp. (The) , Senior Note , 1.375% , 1/15/26 ............
United States 140,000 139,840
a
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 200,000 213,326
Constellation Energy Generation LLC ,
Senior Bond , 6.125% , 1/15/34 ........................ United States 44,000 47,724
Senior Bond , 6.5% , 10/01/53 ......................... United States 106,000 115,652
Senior Bond , 5.75% , 3/15/54 ......................... United States 43,000 42,705
Senior Note , 5.6% , 3/01/28 .......................... United States 272,000 280,760
Southern Power Co. ,
B , Senior Bond , 4.9% , 10/01/35 ....................... United States 55,000 54,441
A , Senior Note , 4.25% , 10/01/30 ...................... United States 30,000 29,934
924,382
Insurance 1.3%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 95,000 97,274
a
Athene Global Funding ,
Secured Note , 144A, 5.526% , 7/11/31 .................. United States 80,000 82,061
Secured Note , 144A, 5.322% , 11/13/31 ................. United States 74,000 75,108
Senior Secured Bond , 144A, 5.543% , 8/22/35 ............ United States 175,000 175,673
Athene Holding Ltd. ,
Senior Bond , 5.875% , 1/15/34 ........................ United States 40,000 41,492
Senior Bond , 6.25% , 4/01/54 ......................... United States 35,000 34,079
Berkshire Hathaway Finance Corp. , Senior Bond , 4.3% , 5/15/43
United States 210,000 186,909
Brown & Brown, Inc. ,
Senior Bond , 5.55% , 6/23/35 ......................... United States 110,000 112,861
Senior Note , 4.9% , 6/23/30 .......................... United States 92,000 93,338
Senior Note , 5.25% , 6/23/32 ......................... United States 82,000 84,042

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 65,000 $ 65,570
a
CNO Global Funding ,
Secured Note , 144A, 2.65% , 1/06/29 ................... United States 150,000 142,723
Secured Note , 144A, 4.95% , 9/09/29 ................... United States 95,000 96,569
a
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 305,000 313,422
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 60,000 62,593
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 140,000 142,001
a
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.8% , 7/27/26 .................................... United States 125,000 126,280
1,931,995
Interactive Media & Services 0.1%
Meta Platforms, Inc. ,
Senior Bond , 5.75% , 5/15/63 ......................... United States 140,000 134,631
Senior Bond , 5.55% , 8/15/64 ......................... United States 30,000 27,851
162,482
IT Services 0.3%
a
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 270,000 252,844
a
Gartner, Inc. ,
Senior Note , 144A, 3.625% , 6/15/29 ................... United States 80,000 77,210
Senior Note , 144A, 3.75% , 10/01/30 ................... United States 49,000 46,489
376,543
Leisure Products 0.1%
Brunswick Corp. ,
Senior Bond , 2.4% , 8/18/31 .......................... United States 44,000 38,555
Senior Note , 5.85% , 3/18/29 ......................... United States 50,000 51,787
90,342
Life Sciences Tools & Services 0.2%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 105,000 105,372
Thermo Fisher Scientific, Inc. , Senior Note , 2.6% , 10/01/29 ....
United States 135,000 128,383
233,755
Machinery 0.1%
Oshkosh Corp. ,
Senior Bond , 4.6% , 5/15/28 .......................... United States 125,000 126,563
Senior Bond , 3.1% , 3/01/30 .......................... United States 15,000 14,249
140,812
Media 0.9%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 5.85% , 12/01/35 ................. United States 10,000 9,980
Senior Secured Bond , 3.5% , 3/01/42 ................... United States 100,000 69,506
Senior Secured Note , 2.25% , 1/15/29 .................. United States 168,000 157,301
a
Omnicom Group, Inc. , Senior Note , 144A, 4.65% , 10/01/28 .... United States 150,000 150,803
Paramount Global ,
Senior Bond , 4.2% , 6/01/29 .......................... United States 230,000 224,161
Senior Bond , 4.95% , 1/15/31 ......................... United States 40,000 38,484
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 334,000 386,049

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Time Warner Cable LLC , Senior Secured Bond , 4.5% , 9/15/42 .
United States 115,000 $ 88,738
1,125,022
Metals & Mining 0.2%
a
Glencore Funding LLC ,
Senior Bond , 144A, 4% , 3/27/27 ...................... Australia 124,000 123,934
Senior Bond , 144A, 5.634% , 4/04/34 ................... Australia 20,000 20,937
Senior Note , 144A, 6.375% , 10/06/30 .................. Australia 70,000 75,394
220,265
Multi-Utilities 1.0%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 75,000 76,700
Berkshire Hathaway Energy Co. , Senior Bond , 4.25% , 10/15/50
United States 100,000 80,099
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 85,000 72,942
Dominion Energy, Inc. ,
Junior Sub. Bond , 6.2% to 2/14/36, FRN thereafter , 2/15/56 .. United States 90,000 90,121
C , Senior Bond , 4.9% , 8/01/41 ....................... United States 135,000 124,561
DTE Energy Co. ,
Senior Bond , 5.85% , 6/01/34 ......................... United States 45,000 48,013
Senior Note , 4.95% , 7/01/27 ......................... United States 145,000 146,973
NiSource, Inc. ,
Senior Bond , 5.85% , 4/01/55 ......................... United States 100,000 99,764
Senior Note , 5.2% , 7/01/29 .......................... United States 230,000 237,218
Public Service Enterprise Group, Inc. , Senior Note , 4.9% , 3/15/30
United States 60,000 61,381
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 160,000 154,543
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 50,000 52,331
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 45,000 45,244
1,289,890
Oil, Gas & Consumable Fuels 3.2%
a
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 75,000 68,264
Canadian Natural Resources Ltd. ,
Senior Bond , 7.2% , 1/15/32 .......................... Canada 110,000 123,650
Senior Note , 5% , 12/15/29 .......................... Canada 124,000 127,219
Cheniere Energy Partners LP ,
Senior Bond , 3.25% , 1/31/32 ......................... United States 89,000 82,015
Senior Note , 4.5% , 10/01/29 ......................... United States 195,000 195,470
a
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 50,000 52,969
Diamondback Energy, Inc. , Senior Bond , 6.25% , 3/15/33 ......
United States 75,000 80,848
a
DT Midstream, Inc. , Senior Bond , 144A, 5.8% , 12/15/34 ...... United States 75,000 77,876
Eastern Energy Gas Holdings LLC ,
Senior Bond , 5.8% , 1/15/35 .......................... United States 43,000 45,433
Senior Bond , 5.65% , 10/15/54 ........................ United States 17,000 16,459
El Paso Natural Gas Co. LLC , Senior Bond , 8.375% , 6/15/32 ..
United States 200,000 240,623
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 95,000 95,204
Energy Transfer LP ,
b
B , Junior Sub. Bond , 6.625% to 2/14/28, FRN thereafter ,
Perpetual ....................................... United States 125,000 124,937
Senior Bond , 6.5% , 2/01/42 .......................... United States 20,000 21,125
Senior Note , 5.5% , 6/01/27 .......................... United States 182,000 185,043
Senior Note , 5.25% , 7/01/29 ......................... United States 30,000 30,889

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP, (continued)
Senior Note , 5.2% , 4/01/30 .......................... United States 129,000 $ 132,966
a
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 200,000 204,558
Kinder Morgan Energy Partners LP , Senior Bond , 5.4% , 9/01/44
United States 86,000 81,591
Occidental Petroleum Corp. ,
Senior Bond , 7.5% , 5/01/31 .......................... United States 139,000 156,481
Senior Note , 8.5% , 7/15/27 .......................... United States 109,000 114,159
Senior Note , 5.2% , 8/01/29 .......................... United States 65,000 66,659
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 15,000 15,086
South Bow USA Infrastructure Holdings LLC ,
Senior Note , 5.026% , 10/01/29 ....................... Canada 180,000 182,655
Senior Note , 5.584% , 10/01/34 ....................... Canada 35,000 35,364
Spectra Energy Partners LP , Senior Note , 3.375% , 10/15/26 ...
United States 145,000 144,399
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond , 5% , 1/15/28 ........................... United States 220,000 220,063
Senior Bond , 4.875% , 2/01/31 ........................ United States 93,000 93,592
a
Transcontinental Gas Pipe Line Co. LLC , Senior Bond , 144A,
5.1% , 3/15/36 .................................... United States 80,000 80,575
a
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 365,000 369,785
a
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 250,000 248,751
Viper Energy Partners LLC ,
Senior Bond , 5.7% , 8/01/35 .......................... United States 72,000 73,523
Senior Note , 4.9% , 8/01/30 .......................... United States 77,000 77,933
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 87,000 90,680
3,956,844
Paper & Forest Products 0.1%
a
Georgia-Pacific LLC , Senior Note , 144A, 4.95% , 6/30/32 ...... United States 170,000 175,023
Passenger Airlines 0.2%
a
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 230,000 231,991
Personal Care Products 0.4%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/29 .......
United States 250,000 244,419
Kenvue, Inc. , Senior Note , 4.9% , 3/22/33 .................
United States 315,000 321,556
565,975
Pharmaceuticals 1.4%
Merck & Co., Inc. ,
Senior Bond , 4.75% , 12/04/35 ........................ United States 65,000 64,782
Senior Note , 4.45% , 12/04/32 ........................ United States 40,000 40,068
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% ,
5/19/33 ......................................... United States 240,000 242,618
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 120,000 128,804
Royalty Pharma plc ,
Senior Bond , 5.4% , 9/02/34 .......................... United States 103,000 105,591
Senior Bond , 5.2% , 9/25/35 .......................... United States 110,000 110,648
Senior Note , 5.15% , 9/02/29 ......................... United States 82,000 84,316
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
8.125% , 9/15/31 ................................... Israel 235,000 270,882

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 110,000 $ 106,915
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 225,000 242,235
Zoetis, Inc. ,
Senior Bond , 2% , 5/15/30 ........................... United States 74,000 67,738
Senior Bond , 5% , 8/17/35 ........................... United States 325,000 328,683
1,793,280
Professional Services 0.1%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 80,000 82,400
Semiconductors & Semiconductor Equipment 1.1%
a
Broadcom, Inc. , Senior Bond , 144A, 4.926% , 5/15/37 ........ United States 400,000 394,973
a
Foundry JV Holdco LLC ,
Senior Secured Note , 144A, 6.15% , 1/25/32 ............. United States 200,000 212,095
Senior Secured Note , 144A, 5.9% , 1/25/33 .............. United States 200,000 209,447
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 235,000 226,662
Marvell Technology, Inc. ,
Senior Note , 5.75% , 2/15/29 ......................... United States 68,000 70,933
Senior Note , 4.75% , 7/15/30 ......................... United States 5,000 5,067
Senior Note , 5.95% , 9/15/33 ......................... United States 67,000 71,672
Xilinx, Inc. , Senior Bond , 2.375% , 6/01/30 .................
United States 320,000 297,805
1,488,654
Software 0.7%
Oracle Corp. ,
Senior Bond , 4.3% , 7/08/34 .......................... United States 80,000 72,375
Senior Bond , 3.65% , 3/25/41 ......................... United States 237,000 173,038
Senior Note , 1.65% , 3/25/26 ......................... United States 130,000 129,191
Senior Note , 4.45% , 9/26/30 ......................... United States 80,000 78,285
Senior Note , 4.8% , 9/26/32 .......................... United States 110,000 106,226
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 240,000 211,564
Synopsys, Inc. ,
Senior Bond , 5.15% , 4/01/35 ......................... United States 65,000 66,086
Senior Bond , 5.7% , 4/01/55 .......................... United States 10,000 9,931
Senior Note , 4.85% , 4/01/30 ......................... United States 90,000 91,948
938,644
Specialized REITs 1.1%
American Tower Corp. ,
Senior Bond , 3.55% , 7/15/27 ......................... United States 118,000 117,146
Senior Bond , 2.9% , 1/15/30 .......................... United States 48,000 45,590
Senior Bond , 2.7% , 4/15/31 .......................... United States 195,000 179,155
Senior Bond , 5.55% , 7/15/33 ......................... United States 250,000 261,929
Senior Note , 4.9% , 3/15/30 .......................... United States 60,000 61,305
Senior Note , 4.7% , 12/15/32 ......................... United States 50,000 50,026
Crown Castle, Inc. ,
Senior Bond , 3.65% , 9/01/27 ......................... United States 130,000 129,065
Senior Bond , 4.75% , 5/15/47 ......................... United States 25,000 21,733
Senior Note , 4.9% , 9/01/29 .......................... United States 230,000 233,915
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 24,000 24,050
Equinix, Inc. ,
Senior Bond , 3.2% , 11/18/29 ......................... United States 193,000 185,365
Senior Note , 2.5% , 5/15/31 .......................... United States 70,000 63,375

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
Extra Space Storage LP , Senior Note , 5.9% , 1/15/31 .........
United States 130,000 $ 138,056
1,510,710
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. ,
Senior Bond , 3.15% , 1/15/32 ......................... United States 160,000 147,141
Senior Bond , 4.1% , 1/15/52 .......................... United States 60,000 43,887
191,028
Technology Hardware, Storage & Peripherals 0.2%
Dell International LLC / EMC Corp. , Senior Bond , 8.35% , 7/15/46
United States 5,000 6,349
Hewlett Packard Enterprise Co. ,
Senior Note , 4.55% , 10/15/29 ........................ United States 221,000 222,329
Senior Note , 4.85% , 10/15/31 ........................ United States 55,000 55,574
284,252
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc. ,
Senior Bond , 3.05% , 3/15/32 ......................... United States 17,000 15,522
Senior Bond , 5.5% , 3/11/35 .......................... United States 37,000 37,849
Senior Note , 5.1% , 3/11/30 .......................... United States 92,000 94,586
147,957
Tobacco 0.6%
BAT Capital Corp. ,
Senior Bond , 4.39% , 8/15/37 ......................... United Kingdom 94,000 86,648
Senior Note , 4.625% , 3/22/33 ........................ United Kingdom 335,000 333,235
Philip Morris International, Inc. ,
Senior Note , 5.125% , 2/15/30 ........................ United States 296,000 306,080
Senior Note , 4.375% , 4/30/30 ........................ United States 65,000 65,424
791,387
Trading Companies & Distributors 0.4%
a
Aircastle Ltd. , Senior Note , 144A, 6.5% , 7/18/28 ............ United States 75,000 78,871
a
Aviation Capital Group LLC ,
Senior Note , 144A, 5.375% , 7/15/29 ................... United States 210,000 215,276
Senior Note , 144A, 5.125% , 4/10/30 ................... United States 130,000 132,053
426,200
Wireless Telecommunication Services 0.7%
Rogers Communications, Inc. ,
Senior Note , 5% , 2/15/29 ........................... Canada 90,000 91,742
Senior Note , 3.8% , 3/15/32 .......................... Canada 38,000 35,815
Sub. Bond , 7.125% to 4/14/35, FRN thereafter , 4/15/55 ..... Canada 40,000 42,142
NC5 , Sub. Bond , 7% to 4/14/30, FRN thereafter , 4/15/55 .... Canada 80,000 83,753
T-Mobile USA, Inc. ,
Senior Bond , 4.5% , 4/15/50 .......................... United States 261,000 215,121
Senior Bond , 5.75% , 1/15/54 ......................... United States 115,000 112,918
Senior Note , 3.875% , 4/15/30 ........................ United States 7,000 6,885
Senior Note , 5.125% , 5/15/32 ........................ United States 74,000 76,184
Senior Note , 6.7% , 12/15/33 ......................... United States 175,000 196,263
860,823
Total Corporate Bonds (Cost $ 51,206,841 ) ....................................
51,255,870

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
d
Senior Floating Rate Interests 3.2%
Automobile Components 0.1%
e,f
Allison Transmission, Inc., First Lien, CME Term Loan , 5.433% ,
( 12-month SOFR + 1.75% ), 11/08/32 ................... United States 74,916 $ 75,400
Biotechnology 0.0%
†
e
Genmab A/S, First Lien, Initial CME Term Loan, B , 6.733% ,
( 3-month SOFR + 3% ), 12/13/32 ...................... Denmark 23,795 23,937
Broadline Retail 0.1%
e
Peer Holding III BV, First Lien, CME Term Loan, B8 , 6.193% ,
( 3-month SOFR + 2.25% ), 9/29/32 ..................... Netherlands 73,155 73,383
Capital Markets 0.1%
e
Jane Street Group LLC, First Lien, Extended CME Term Loan ,
5.822% , ( 3-month SOFR + 2% ), 12/15/31 ................ United States 159,162 158,615
Chemicals 0.1%
e,f
Element Solutions, Inc., First Lien, CME Term Loan , 5.362% ,
( 12-month SOFR + 1.75% ), 12/18/30 ................... United States 160,000 161,166
e
Commercial Services & Supplies 0.2%
Clean Harbors, Inc., First Lien, Initial CME Term Loan , 5.216% ,
( 1-month SOFR + 1.5% ), 10/11/32 ..................... United States 159,775 161,405
f
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2 , 5.585% , ( 1-month SOFR +
1.75% ), 3/08/32 ................................... United States 160,000 159,790
321,195
a a a a a a
Containers & Packaging 0.1%
e
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1 , 6.838% , ( 3-month SOFR + 3% ), 9/30/32 ......... United States 79,130 79,909
e
Electric Utilities 0.2%
Alpha Generation LLC, First Lien, Initial CME Term Loan, B ,
5.716% , ( 1-month SOFR + 2% ), 9/30/31 ................ United States 159,596 160,302
f
Constellation Renewables LLC, First Lien, CME Term Loan ,
5.822% , ( 3-month SOFR + 2% ), 12/15/27 ................ United States 100,918 101,444
261,746
a a a a a a
e
Entertainment 0.2%
Live Nation Entertainment, Inc., First Lien, Initial CME Term Loan,
B , 5.734% , ( 1-month SOFR + 2% ), 10/21/32 ............. United States 130,081 130,406
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 6.581% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 159,164 154,166
284,572
a a a a a a
e
Financial Services 0.3%
Colossus Acquireco LLC, First Lien, Initial CME Term Loan ,
5.41% , ( 1-day SOFR + 1.75% ), 7/30/32 ................. United States 159,600 159,672
f
Corpay Technologies Operating Co. LLC, First Lien, CME Term
Loan, B6 , 5.566% , ( 1-month SOFR + 1.75% ), 11/05/32 ..... United States 56,738 56,856
f
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan ,
7.459% , ( 1-month SOFR + 3.5% ), 8/16/32 ............... United States 136,667 136,658
353,186
a a a a a a
Food Products 0.1%
e
Chobani LLC, First Lien, Closing Date CME Term Loan , 5.966% ,
( 1-month SOFR + 2.25% ), 10/28/32 .................... United States 87,245 87,791

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
d
Senior Floating Rate Interests
(continued)
Ground Transportation 0.1%
e
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan ,
5.422% , ( 3-month SOFR + 1.75% ), 4/10/31 .............. United States 159,596 $ 159,769
Health Care Equipment & Supplies 0.1%
e
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan , 5.466% , ( 1-month SOFR + 1.75% ), 10/23/28 ........ United States 30,346 30,470
e
Hotels, Restaurants & Leisure 0.5%
1011778 BC ULC, First Lien, CME Term Loan, B5 , 5.466% ,
( 1-month SOFR + 1.75% ), 9/20/30 ..................... Canada 152,387 152,768
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 5.966% , ( 1-month SOFR + 2.25% ), 2/06/30 ... United States 159,021 158,187
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B , 5.422% , ( 3-month SOFR + 1.75% ), 12/02/30 ...... Ireland 159,593 159,659
Penn Entertainment, Inc., First Lien, CME Term Loan, B , 6.216% ,
( 1-month SOFR + 2.5% ), 5/03/29 ...................... United States 159,587 160,714
f
Raising Cane's Restaurants LLC, First Lien, First Amendment
New CME Term Loan , 5.843% , ( 1-month SOFR + 2% ), 11/03/32 United States 113,590 113,981
745,309
a a a a a a
e
Independent Power and Renewable Electricity Producers 0.3%
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan , 5.466% , ( 1-month SOFR +
1.75% ), 7/31/30 ................................... United States 160,000 160,325
Talen Energy Supply LLC, First Lien, 2025-1 Incremental CME
Term Loan, B , 5.672% , ( 3-month SOFR + 2% ), 11/25/32 ..... United States 216,237 216,542
376,867
a a a a a a
e
Media 0.2%
Charter Communications Operating LLC, First Lien, CME Term
Loan B5 , 6.235% , ( 3-month SOFR + 2.25% ), 12/15/31 ...... United States 159,196 159,494
f
Nexstar Media, Inc., First Lien, CME Term Loan, B , 6.216% ,
( 1-month SOFR + 2.5% ), 6/28/32 ...................... United States 160,000 160,941
320,435
a a a a a a
Oil, Gas & Consumable Fuels 0.1%
e
CQP Holdco LP, First Lien, Initial CME Term Loan , 5.672% ,
( 3-month SOFR + 2% ), 12/31/30 ...................... United States 159,598 160,339
Passenger Airlines 0.1%
e,f
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 6.134% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 160,000 160,580
Professional Services 0.1%
e
SS&C Technologies, Inc., First Lien, CME Term Loan, B8 ,
5.916% , ( 1-month SOFR + 2% ), 5/09/31 ................ United States 152,236 153,303
Software 0.1%
e,f
Gen Digital, Inc., First Lien, Second Amendment Incremental
CME Term Loan, B , 5.466% , ( 1-month SOFR + 1.75% ), 4/16/32 United States 159,599 159,918
Textiles, Apparel & Luxury Goods 0.1%
e
Samsonite Group SA, First Lien, Initial CME Term Loan, B ,
5.466% , ( 1-month SOFR + 1.75% ), 11/08/32 ............. United States 62,015 62,339

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
d
Senior Floating Rate Interests
(continued)
Trading Companies & Distributors 0.0%
†
e
QXO Building Products, Inc., First Lien, CME Term Loan, B ,
5.716% , ( 1-month SOFR + 2% ), 4/30/32 ................ United States 27,948 $ 28,080
Total Senior Floating Rate Interests (Cost $ 4,223,337 ) .........................
4,238,309
Foreign Government and Agency Securities 2.7%
a
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 200,000 206,060
a
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 100,000 EUR 109,489
Brazil Government Bond , Senior Bond , 3.75% , 9/12/31 .......
Brazil 300,000 277,155
a
Bulgaria Government Bond ,
Senior Bond , Reg S, 5% , 3/05/37 ...................... Bulgaria 30,000 29,979
Senior Note , Reg S, 3.625% , 9/05/32 ................... Bulgaria 70,000 EUR 84,792
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 220,000 225,093
Colombia Government Bond , Senior Bond , 3.125% , 4/15/31 ...
Colombia 300,000 260,700
a
Dominican Republic Government Bond , Senior Bond , Reg S,
5.95% , 1/25/27 ...................................
Dominican
Republic 160,000 161,928
a
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 250,000 254,960
a
Guatemala Government Bond , Senior Note , 144A, 7.05% ,
10/04/32 ........................................ Guatemala 200,000 220,025
a
Indonesia Government Bond , Senior Bond , Reg S, 4.35% ,
1/08/27 ......................................... Indonesia 240,000 240,952
a
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 200,000 200,598
a
Paraguay Government Bond , Senior Bond , Reg S, 4.7% , 3/27/27 Paraguay 200,000 201,700
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 200,000 185,060
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 70,000 69,857
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 200,000 212,031
a
Romania Government Bond ,
Senior Bond , Reg S, 5.625% , 2/22/36 .................. Romania 100,000 EUR 116,468
Senior Note , 144A, 3% , 2/27/27 ....................... Romania 120,000 118,218
South Africa Government Bond , Senior Bond , 4.85% , 9/27/27 ..
South Africa 200,000 202,654
g
Uruguay Government Bond , Senior Bond , PIK, 7.875% , 1/15/33 Uruguay 170,000 203,473
Total Foreign Government and Agency Securities (Cost $ 3,535,063 ) .............
3,581,192
Asset-Backed Securities 12.1%
Capital Markets 0.2%
a ,e
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.355% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 250,000 250,998
Consumer Finance 2.4%
BA Credit Card Trust , 2024-A1 , A , 4.93% , 5/15/29 . ..........
United States 687,000 698,060
Capital One Prime Auto Receivables Trust , 2025-1 , A3 , 3.85% ,
7/15/30 . ......................................... United States 193,000 193,229
GM Financial Consumer Automobile Receivables Trust , 2023-1 ,
A3 , 4.66% , 2/16/28 . ................................ United States 253,627 254,282
Harley-Davidson Motorcycle Trust ,
2024-B , A3 , 4.31% , 7/16/29 .......................... United States 702,000 705,055
2025-A , A3 , 4.67% , 4/15/30 .......................... United States 105,000 106,394
Hyundai Auto Receivables Trust ,
2023-A , A3 , 4.58% , 4/15/27 .......................... United States 119,962 120,066
2023-B , A3 , 5.48% , 4/17/28 .......................... United States 356,961 359,507
e
2025-C , A2B , FRN , 4.334% , ( 30-day SOFR Average + 0.35% ),
7/17/28 ......................................... United States 519,000 519,318

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Consumer Finance (continued)
Toyota Auto Receivables Owner Trust ,
2022-C , A3 , 3.76% , 4/15/27 .......................... United States 103,236 $ 103,221
2024-A , A3 , 4.83% , 10/16/28 ......................... United States 125,286 126,120
World Omni Auto Receivables Trust , 2025-C , A3 , 4.08% ,
11/15/30 . ........................................ United States 100,000 100,629
3,285,881
a a a a a a
Consumer Staples Distribution & Retail 0.1%
CVS Pass-Through Trust ,
6.036% , 12/10/28 .................................. United States 8,670 8,759
a
2013 , 144A, 4.704% , 1/10/36 ......................... United States 79,052 73,425
82,184
a a a a a a
Financial Services 9.4%
a ,e
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.284% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 250,000 250,449
a ,e
AIMCO CLO 17 Ltd. , 2022-17A , A1R , 144A, FRN , 5.207% ,
( 3-month SOFR + 1.35% ), 7/20/37 . .................... Jersey 250,000 250,785
a ,e
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.31% , ( 3-month
SOFR + 1.44% ), 7/21/37 . ............................ United States 250,000 250,621
a ,e
Apex Credit CLO Ltd. , 2024-2A , A , 144A, FRN , 5.378% , ( 3-month
SOFR + 1.52% ), 7/25/37 . ............................ United States 250,000 250,445
a ,e
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 5.007% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 250,000 250,042
a ,e
Battalion CLO 18 Ltd. , 2020-18A , ARR , 144A, FRN , 5.085% ,
( 3-month SOFR + 1.18% ), 10/15/36 . ................... United States 235,000 235,287
a ,e
BDS Ltd. , 2021-FL10 , A , 144A, FRN , 5.199% , ( 1-month SOFR +
1.464% ), 12/16/36 . ................................. United States 89,452 89,532
a ,e
Beechwood Park CLO Ltd. , 2019-1A , A2RR , 144A, FRN , 5.229% ,
( 3-month SOFR + 1.33% ), 1/17/35 . .................... Jersey 350,000 350,806
a ,e
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.284% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 175,000 175,640
a ,e
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.514% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 150,000 150,766
a ,e
BRAVO Residential Funding Trust , 2025-HE1 , A1 , 144A, FRN ,
5.224% , ( 30-day SOFR Average + 1.35% ), 9/25/72 . ........ United States 154,936 154,941
a ,e
Carlyle US CLO Ltd. , 2020-2A , A1R2 , 144A, FRN , 4.938% ,
( 3-month SOFR + 1.08% ), 1/25/35 . .................... United States 390,000 389,992
Carmax Auto Owner Trust , 2024-3 , A3 , 4.89% , 7/16/29 . .......
United States 680,000 688,571
a ,e
CBAM Ltd. , 2017-2A , AR , 144A, FRN , 5.333% , ( 3-month SOFR +
1.452% ), 7/17/34 . ................................. United States 175,000 175,562
a
Chase Auto Owner Trust , 2024-3A , A3 , 144A, 5.22% , 7/25/29 . .. United States 689,000 697,280
a ,e
CIFC Funding Ltd. ,
2014-2RA , AR , 144A, FRN , 5.225% , ( 3-month SOFR + 1.36% ),
10/24/37 ........................................ United States 250,000 250,813
2021-4A , AR , 144A, FRN , 5.22% , ( 3-month SOFR + 1.36% ),
7/23/37 ......................................... United States 250,000 250,787
2021-7A , AR , 144A, FRN , 4.95% , ( 3-month SOFR + 1.09% ),
1/23/35 ......................................... United States 322,000 322,004
a
Compass Datacenters Issuer II LLC ,
2024-2A , A1 , 144A, 5.022% , 8/25/49 ................... United States 203,000 203,628
2025-2A , A1 , 144A, 4.926% , 11/25/50 .................. United States 392,000 391,799
a ,e
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.316% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,762
a
DataBank Issuer II LLC , 2025-1A , A2 , 144A, 5.18% , 9/27/55 . ... United States 267,000 263,516

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
a ,e
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.364% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 250,000 $ 250,813
a ,e
Elevation CLO Ltd. , 2018-10A , AR , 144A, FRN , 4.804% , ( 3-month
SOFR + 0.92% ), 10/20/31 . ........................... United States 30,911 30,948
a ,e
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.404% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 250,000 250,753
a ,e
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 5.404% ,
( 3-month SOFR + 1.52% ), 4/20/37 . .................... United States 100,000 100,257
a ,e
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.264% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 250,000 250,782
Ford Credit Auto Owner Trust , 2024-B , A3 , 5.1% , 4/15/29 . .....
United States 688,000 697,042
a ,e
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.384% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 250,000 250,750
Honda Auto Receivables Owner Trust , 2025-4 , A2A , 4.04% ,
6/15/28 . ......................................... United States 323,000 323,662
a ,e
J.P. Morgan Mortgage Trust , 2023-HE3 , A1 , 144A, FRN , 5.518% ,
( 30-day SOFR Average + 1.6% ), 5/20/54 . ................ United States 231,343 232,267
a
Lendbuzz Securitization Trust , 2024-3A , A2 , 144A, 4.97% ,
10/15/29 . ........................................ United States 172,898 172,972
a ,e
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.257% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 250,000 250,896
a ,e
Neuberger Berman Loan Advisers CLO 25 Ltd. , 2017-25A , AR2 ,
144A, FRN , 5.284% , ( 3-month SOFR + 1.4% ), 7/18/38 . ..... United States 250,000 250,897
a ,e
Northwoods Capital 27 Ltd. , 2021-27A , A1R , 144A, FRN , 5.062% ,
( 3-month SOFR + 1.18% ), 10/17/34 . ................... United States 350,000 350,426
a ,e
Oaktree CLO Ltd. ,
2019-4A , ARR , 144A, FRN , 5.394% , ( 3-month SOFR + 1.51% ),
7/20/37 ......................................... United States 250,000 250,559
2021-1A , A1R , 144A, FRN , 5.255% , ( 3-month SOFR + 1.35% ),
1/15/38 ......................................... United States 250,000 250,925
a
OCCU Auto Receivables Trust , 2025-1A , A3 , 144A, 4.81% ,
11/15/29 . ........................................ United States 110,000 111,019
a ,e
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.295% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 250,000 250,781
a ,e
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.316% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,776
a ,e
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.27% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 250,000 250,850
a ,e
Trinitas CLO XVI Ltd. , 2021-16A , A1R , 144A, FRN , 5.014% ,
( 3-month SOFR + 1.13% ), 7/20/34 . .................... United States 340,000 340,075
a
USB Auto Owner Trust , 2025-1A , A3 , 144A, 4.49% , 6/17/30 . ... United States 139,000 140,219
a ,e
Venture 41 CLO Ltd. , 2021-41A , A1RR , 144A, FRN , 5.014% ,
( 3-month SOFR + 1.13% ), 1/20/34 . .................... United States 420,000 420,169
a ,e
Voya CLO Ltd. , 2024-4A , A1 , 144A, FRN , 5.234% , ( 3-month
SOFR + 1.35% ), 7/20/37 . ............................ United States 250,000 250,788
a ,e
Wise CLO Ltd. , 2024-2A , A , 144A, FRN , 5.365% , ( 3-month SOFR
+ 1.46% ), 7/15/37 . ................................. United States 250,000 250,994
12,473,648
a a a a a a
Total Asset-Backed Securities (Cost $ 16,031,036 ) .............................
16,092,711
Commercial Mortgage-Backed Securities 4.2%
Financial Services 4.2%
h
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.197% , 9/15/48 .............................. United States 483,000 466,924
h ,i
BANK , 2018-BN13 , XA , IO, FRN , 0.457% , 8/15/61 .......... United States 6,013,015 60,716
h ,i
BANK5 Trust , 2025-5YR15 , XA , IO, FRN , 1.221% , 7/15/58 .... United States 1,431,210 69,839

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
a ,h
Barclays Commercial Mortgage Trust , 2019-C5 , F , 144A, FRN ,
2.574% , 11/15/52 .................................. United States 234,000 $ 144,131
h ,i
BBCMS Mortgage Trust ,
2023-C20 , XB , IO, FRN , 0.588% , 7/15/56 ................ United States 4,831,000 163,961
2025-5C34 , XA , IO, FRN , 1.168% , 5/15/58 ............... United States 1,064,740 48,596
Benchmark Mortgage Trust , 2019-B13 , A2 , 2.889% , 8/15/57 ...
United States 151,819 146,875
h ,i
BMO Mortgage Trust , 2025-5C10 , XA , IO, FRN , 1.354% , 5/15/58 United States 999,902 50,237
a ,e
BX Trust , 2025-VOLT , A , 144A, FRN , 5.45% , ( 1-month SOFR +
1.7% ), 12/15/44 ................................... United States 140,000 140,342
a ,h
CFCRE Commercial Mortgage Trust , 2011-C2 , D , 144A, FRN ,
5.08% , 12/15/47 ................................... United States 24,804 24,488
h
COMM Mortgage Trust ,
a
2012-CR1 , D , 144A, FRN , 5.103% , 5/15/45 .............. United States 65,396 60,420
a
2013-CR13 , D , 144A, FRN , 4.942% , 11/10/46 ............ United States 389,000 212,005
2014-CR17 , C , FRN , 4.781% , 5/10/47 .................. United States 227,000 211,127
a
2014-CR17 , D , 144A, FRN , 4.845% , 5/10/47 ............. United States 198,000 166,027
2014-UBS6 , C , FRN , 4.408% , 12/10/47 ................. United States 31,261 30,958
a ,h ,i
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.048% , 1/15/49 ......................... United States 2,971,333 698
h
CSAIL Commercial Mortgage Trust ,
2015-C1 , C , FRN , 3.833% , 4/15/50 .................... United States 116,000 105,887
i
2015-C3 , XA , IO, FRN , 0.839% , 8/15/48 ................. United States 1,388,441 14
h ,i
CSMC Trust , 2016-NXSR , XA , IO, FRN , 0.605% , 12/15/49 .... United States 4,857,274 10,369
a ,h
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.35% ,
8/10/44 ......................................... United States 265,402 256,934
h
GS Mortgage Securities Trust ,
a,i
2011-GC5 , XA , IO, 144A, FRN , 0.105% , 8/10/44 .......... United States 308,424 220
i
2013-GC13 , XA , IO, FRN , 0.089% , 7/10/46 .............. United States 1,801,466 18
i
2014-GC22 , XA , IO, FRN , 0.582% , 6/10/47 .............. United States 2,533,375 14,411
a
2014-GC24 , D , 144A, FRN , 4.451% , 9/10/47 ............. United States 120,000 76,199
a ,h
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2007-CB20 , E , 144A, FRN , 8.525% , 2/12/51 ............. United States 6,664 9,431
2011-C3 , B , 144A, FRN , 5.013% , 2/15/46 ................ United States 132,436 129,680
2012-C6 , E , 144A, FRN , 4.964% , 5/15/45 ............... United States 138,000 135,959
2012-LC9 , D , 144A, FRN , 3.571% , 12/15/47 ............. United States 127,000 120,937
j
2013-LC11 , E , 144A, FRN , 3.25% , 4/15/46 ............... United States 498,000 15,692
h
JPMBB Commercial Mortgage Securities Trust ,
2013-C12 , C , FRN , 3.94% , 7/15/45 .................... United States 86,566 84,039
a
2013-C14 , D , 144A, FRN , 4.037% , 8/15/46 .............. United States 122,000 95,520
i
2014-C22 , XA , IO, FRN , 0.404% , 9/15/47 ................ United States 777,353 8
i
2014-C25 , XA , IO, FRN , 0.411% , 11/15/47 ............... United States 478,381 5
a ,h ,i
LCCM Trust , 2017-LC26 , XA , IO, 144A, FRN , 1.502% , 7/12/50 . United States 5,590,750 77,856
h
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C10 , B , FRN , 3.952% , 7/15/46 ................... United States 66,354 63,374
a
2013-C10 , F , 144A, FRN , 3.952% , 7/15/46 ............... United States 273,000 33,423
2013-C9 , B , FRN , 3.708% , 5/15/46 .................... United States 69,321 67,551
2015-C27 , C , FRN , 4.363% , 12/15/47 .................. United States 390,000 377,666
i
2025-5C2 , XA , IO, FRN , 1.25% , 11/15/58 ................ United States 1,687,000 89,619
h
Morgan Stanley Capital I Trust ,
a
2011-C3 , E , 144A, FRN , 4.94% , 7/15/49 ................. United States 60,673 59,913
i
2016-BNK2 , XA , IO, FRN , 0.94% , 11/15/49 .............. United States 2,888,700 17,092
i
2016-UB12 , XA , IO, FRN , 0.623% , 12/15/49 ............. United States 7,827,142 19,386
2018-L1 , C , FRN , 4.793% , 10/15/51 .................... United States 205,000 189,870
i
2019-H7 , XA , IO, FRN , 1.219% , 7/15/52 ................. United States 4,451,572 159,271
a ,j
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 859,373 82
UBS Commercial Mortgage Trust ,
2017-C7 , A4 , 3.679% , 12/15/50 ....................... United States 128,000 126,984

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
UBS Commercial Mortgage Trust, (continued)
h,i
2017-C7 , XA , IO, FRN , 0.964% , 12/15/50 ................ United States 3,902,131 $ 60,825
h,i
2018-C12 , XA , IO, FRN , 0.839% , 8/15/51 ................ United States 4,047,095 72,759
h,i
2019-C17 , XA , IO, FRN , 1.436% , 10/15/52 ............... United States 5,499,932 242,557
h ,i
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.293% , 11/15/48 .................................. United States 6,252 9
Wells Fargo Commercial Mortgage Trust ,
a
2014-LC16 , D , 144A, 3.938% , 8/15/50 .................. United States 68,647 8,307
2015-C31 , D , 3.852% , 11/15/48 ....................... United States 116,000 102,776
h,i
2015-LC20 , XB , IO, FRN , 0.631% , 4/15/50 ............... United States 1,633,787 16
h,i
2017-C41 , XA , IO, FRN , 1.145% , 11/15/50 ............... United States 3,030,065 47,289
h,i
2018-C43 , XA , IO, FRN , 0.567% , 3/15/51 ................ United States 12,769,945 140,457
2019-C49 , B , 4.546% , 3/15/52 ........................ United States 148,000 144,920
h,i
2019-C50 , XA , IO, FRN , 1.403% , 5/15/52 ................ United States 2,181,748 75,679
a
2019-C53 , D , 144A, 2.5% , 10/15/52 .................... United States 218,000 175,503
h
2020-C57 , C , FRN , 4.023% , 8/15/53 ................... United States 122,000 111,982
h
WFRBS Commercial Mortgage Trust ,
2013-C11 , B , FRN , 3.714% , 3/15/45 .................... United States 59,390 59,228
i
2013-C14 , XA , IO, FRN , 0.329% , 6/15/46 ................ United States 205,970 2
a
2013-C15 , D , 144A, FRN , 4.145% , 8/15/46 .............. United States 90,551 52,068
i
2014-C22 , XA , IO, FRN , 0.24% , 9/15/57 ................. United States 1,466,430 167
5,629,298
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 6,881,506 ) ...............
5,629,298
Mortgage-Backed Securities 31.0%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.6%
FHLMC Pool, 30 Year , 3%, 3/01/43 - 6/01/46 ............... United States 498,451 457,231
FHLMC Pool, 30 Year , 3.5%, 8/01/43 - 2/01/47 ............. United States 836,340 793,057
FHLMC Pool, 30 Year , 4%, 9/01/45 ...................... United States 233,045 226,918
FHLMC Pool, 30 Year , 4.5%, 8/01/44 - 3/01/45 ............. United States 171,945 171,812
FHLMC Pool, 30 Year , 5.5%, 9/01/53 ..................... United States 805,561 827,560
FHLMC Pool, 30 Year , 5.5%, 9/01/53 - 11/01/53 ............ United States 729,752 745,733
FHLMC Pool, 30 Year , 6%, 9/01/53 ...................... United States 323,251 335,055
3,557,366
Federal National Mortgage Association (FNMA) Fixed Rate 18.1%
FNMA , 3.5%, 6/01/56 ................................ United States 1,067,571 985,491
FNMA , 3.5%, 9/01/57 ................................ United States 696,937 640,433
FNMA , 5.28%, 12/01/28 .............................. United States 226,000 233,763
FNMA, 15 Year , 2%, 2/01/37 ........................... United States 758,931 703,968
FNMA, 30 Year , 2%, 1/01/51 ........................... United States 1,089,244 888,698
FNMA, 30 Year , 3%, 6/01/46 ........................... United States 552,876 506,117
FNMA, 30 Year , 3%, 9/01/42 - 3/01/47 .................... United States 1,271,548 1,167,115
FNMA, 30 Year , 3%, 4/01/52 ........................... United States 861,502 767,218
FNMA, 30 Year , 3.5%, 7/01/43 ......................... United States 170,025 162,029
FNMA, 30 Year , 4%, 9/01/45 - 6/01/46 .................... United States 402,049 391,383
FNMA, 30 Year , 4.5%, 7/01/44 - 5/01/45 .................. United States 400,793 397,633
FNMA, 30 Year , 5%, 3/01/38 ........................... United States 2,910 2,994
FNMA, 30 Year , 5.5%, 9/01/53 ......................... United States 86,809 88,726
FNMA, 30 Year , 5.5%, 11/01/53 ......................... United States 809,362 827,983
k
Uniform Mortgage-Backed Securities , 1.5% , TBA, 1/25/41 ..... United States 1,000,000 905,078
k
Uniform Mortgage-Backed Securities , 2% , TBA, 1/25/56 ...... United States 5,000,000 4,042,949
k
Uniform Mortgage-Backed Securities , 2.5% , TBA, 1/25/56 ..... United States 4,000,000 3,382,187
k
Uniform Mortgage-Backed Securities , 4% , TBA, 1/25/56 ...... United States 1,000,000 948,659
k
Uniform Mortgage-Backed Securities , 5% , TBA, 1/25/56 ...... United States 1,000,000 997,422

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
k
Uniform Mortgage-Backed Securities , 5.5% , TBA, 1/25/56 ..... United States 5,000,000 $ 5,067,337
k
Uniform Mortgage-Backed Securities , 6% , TBA, 1/25/56 ...... United States 1,000,000 1,026,884
24,134,067
Government National Mortgage Association (GNMA) Fixed Rate 10.3%
GNMA I, Single-family, 30 Year , 3.5%, 11/15/47 ............. United States 40,959 37,931
GNMA II, 30 Year , 5.5%, 7/20/53 ........................ United States 394,833 404,859
GNMA II, Single-family, 30 Year , 2.5%, 2/20/53 ............. United States 3,891,551 3,369,413
GNMA II, Single-family, 30 Year , 2.5%, 9/20/52 ............. United States 346,686 299,703
GNMA II, Single-family, 30 Year , 3%, 2/20/53 ............... United States 897,801 811,785
GNMA II, Single-family, 30 Year , 3.5%, 11/20/47 - 11/20/49 .... United States 578,180 531,955
GNMA II, Single-family, 30 Year , 4%, 2/20/48 - 5/20/48 ....... United States 616,156 578,574
GNMA II, Single-family, 30 Year , 4.5%, 7/20/47 ............. United States 831,469 827,543
GNMA II, Single-family, 30 Year , 4.5%, 5/20/48 ............. United States 85,639 84,285
k
GNMA II, Single-family, 30 Year , 4.5%, 1/15/56 ............. United States 1,500,000 1,461,328
GNMA II, Single-family, 30 Year , 5%, 5/20/48 - 6/20/48 ....... United States 218,228 221,667
k
GNMA II, Single-family, 30 Year , 5%, 1/15/56 ............... United States 3,000,000 2,993,612
GNMA II, Single-family, 30 Year , 5.5%, 6/20/53 - 7/20/53 ...... United States 217,243 221,823
GNMA II, Single-family, 30 Year , 5.5%, 4/20/54 ............. United States 949,269 968,996
GNMA II, Single-family, 30 Year , 6%, 11/20/53 .............. United States 389,710 405,451
GNMA II, Single-family, 30 Year , 6%, 11/20/53 .............. United States 473,572 493,578
13,712,503
Total Mortgage-Backed Securities (Cost $ 41,751,792 ) ..........................
41,403,936
Residential Mortgage-Backed Securities 7.0%
Financial Services 7.0%
a
A&D Mortgage Trust , 2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 . United States 471,078 477,591
a
Angel Oak Mortgage Trust , 2023-3 , A1 , 144A, 4.8% , 9/26/67 ... United States 84,566 84,369
a ,h
Arroyo Mortgage Trust , 2019-3 , M1 , 144A, FRN , 4.204% ,
10/25/48 ........................................ United States 330,000 311,055
a
BRAVO Residential Funding Trust ,
h
2020-RPL1 , M1 , 144A, FRN , 3.25% , 5/26/59 ............. United States 353,000 340,511
2023-NQM8 , A1 , 144A, 6.394% , 10/25/63 ............... United States 81,038 81,686
2024-NQM2 , A1 , 144A, 6.285% , 2/25/64 ................ United States 83,557 84,364
a ,h
Bunker Hill Loan Depositary Trust , 2020-1 , A3 , 144A, FRN ,
3.253% , 2/25/55 ................................... United States 332,000 323,953
a ,e
Chase Home Lending Mortgage Trust , 2025-10 , A11 , 144A, FRN ,
5.174% , ( 30-day SOFR Average + 1.3% ), 7/25/56 ......... United States 93,283 93,531
a ,e
Chevy Chase Funding LLC , 2004-3A , A2 , 144A, FRN , 4.146% ,
( 1-month SOFR + 0.414% ), 8/25/35 .................... United States 34,761 34,186
a
COLT Mortgage Loan Trust , 2023-3 , A1 , 144A, 7.18% , 9/25/68 . United States 405,671 410,463
a ,h
Ellington Financial Mortgage Trust , 2020-1 , A2 , 144A, FRN ,
3.149% , 5/25/65 ................................... United States 165,391 163,854
h
FHLMC Seasoned Credit Risk Transfer Trust ,
a
2019-2 , M , 144A, FRN , 4.75% , 8/25/58 ................. United States 222,350 217,277
2019-3 , M , FRN , 4.75% , 10/25/58 ..................... United States 266,987 263,548
a ,e
FHLMC STACR REMIC Trust ,
2021-DNA5 , M2 , 144A, FRN , 5.524% , ( 30-day SOFR Average
+ 1.65% ), 1/25/34 ................................. United States 3,047 3,056
2021-DNA6 , M2 , 144A, FRN , 5.374% , ( 30-day SOFR Average
+ 1.5% ), 10/25/41 ................................. United States 50,399 50,556
2021-DNA7 , M2 , 144A, FRN , 5.674% , ( 30-day SOFR Average
+ 1.8% ), 11/25/41 .................................. United States 108,000 108,840
2022-DNA2 , M1A , 144A, FRN , 5.174% , ( 30-day SOFR Average
+ 1.3% ), 2/25/42 .................................. United States 1,527 1,528

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a,e
FHLMC STACR REMIC Trust, (continued)
2022-HQA1 , M2 , 144A, FRN , 9.124% , ( 30-day SOFR Average
+ 5.25% ), 3/25/42 ................................. United States 911,000 $ 956,100
2023-DNA1 , M1A , 144A, FRN , 5.965% , ( 30-day SOFR Average
+ 2.1% ), 3/25/43 .................................. United States 24,664 24,978
2023-HQA3 , M1 , 144A, FRN , 5.724% , ( 30-day SOFR Average
+ 1.85% ), 11/25/43 ................................. United States 9,377 9,431
2025-DNA1 , A1 , 144A, FRN , 4.824% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 49,500 49,526
2025-DNA3 , M1 , 144A, FRN , 4.974% , ( 30-day SOFR Average
+ 1.1% ), 9/25/45 .................................. United States 134,519 134,810
a ,e
FNMA Connecticut Avenue Securities Trust ,
2021-R03 , 1M2 , 144A, FRN , 5.524% , ( 30-day SOFR Average +
1.65% ), 12/25/41 .................................. United States 24,000 24,140
2022-R03 , 1M2 , 144A, FRN , 7.374% , ( 30-day SOFR Average +
3.5% ), 3/25/42 .................................... United States 19,000 19,524
2022-R04 , 1M2 , 144A, FRN , 6.974% , ( 30-day SOFR Average +
3.1% ), 3/25/42 .................................... United States 19,000 19,470
2023-R01 , 1M1 , 144A, FRN , 6.274% , ( 30-day SOFR Average +
2.4% ), 12/25/42 ................................... United States 6,952 7,093
2023-R02 , 1M1 , 144A, FRN , 6.174% , ( 30-day SOFR Average +
2.3% ), 1/25/43 .................................... United States 13,882 14,161
2023-R06 , 1M1 , 144A, FRN , 5.574% , ( 30-day SOFR Average +
1.7% ), 7/25/43 .................................... United States 5,955 5,979
2024-R04 , 1M1 , 144A, FRN , 4.974% , ( 30-day SOFR Average +
1.1% ), 5/25/44 .................................... United States 3,488 3,487
2024-R06 , 1A1 , 144A, FRN , 5.024% , ( 30-day SOFR Average +
1.15% ), 9/25/44 ................................... United States 45,786 45,894
2024-R06 , 1M1 , 144A, FRN , 4.924% , ( 30-day SOFR Average +
1.05% ), 9/25/44 ................................... United States 1,565 1,565
2025-R01 , 1A1 , 144A, FRN , 4.824% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 22,405 22,416
2025-R01 , 1M1 , 144A, FRN , 4.974% , ( 30-day SOFR Average +
1.1% ), 1/25/45 .................................... United States 14,650 14,662
2025-R02 , 1A1 , 144A, FRN , 4.874% , ( 30-day SOFR Average +
1% ), 2/25/45 ..................................... United States 24,945 24,994
2025-R02 , 1M1 , 144A, FRN , 5.024% , ( 30-day SOFR Average +
1.15% ), 2/25/45 ................................... United States 48,370 48,459
2025-R03 , 2A1 , 144A, FRN , 5.324% , ( 30-day SOFR Average +
1.45% ), 3/25/45 ................................... United States 30,970 31,131
a
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 23,570 23,122
a
Imperial Fund Mortgage Trust , 2022-NQM7 , A1 , 144A, 7.369% ,
11/25/67 ........................................ United States 251,409 252,669
a ,e
J.P. Morgan Mortgage Trust , 2024-9 , A11 , 144A, FRN , 5.224% ,
( 30-day SOFR Average + 1.35% ), 2/25/55 ............... United States 133,432 133,776
a ,h
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.257% , 8/26/47 .............................. United States 29,219 29,261
a ,e
Morgan Stanley Residential Mortgage Loan Trust , 2024-4 , AF ,
144A, FRN , 5.224% , ( 30-day SOFR Average + 1.35% ), 9/25/54 United States 71,567 71,486
a ,h
New Residential Mortgage Loan Trust , 2020-NQM2 , A2 , 144A,
FRN , 2.891% , 5/24/60 .............................. United States 212,000 202,253
a
OBX Trust ,
2022-NQM7 , A1 , 144A, 5.11% , 8/25/62 ................. United States 212,990 212,984
2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 ................ United States 265,227 267,780
e
2025-J2 , AF , 144A, FRN , 5.174% , ( 30-day SOFR Average +
1.3% ), 9/25/55 .................................... United States 109,364 109,424
a
PRKCM Trust , 2023-AFC2 , A1 , 144A, 6.482% , 6/25/58 ....... United States 358,479 359,257

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a ,h
Residential Mortgage Loan Trust , 2020-2 , A3 , 144A, FRN ,
2.911% , 5/25/60 ................................... United States 464,000 $ 454,977
a ,h
RMF Proprietary Issuance Trust , 2022-3 , A , 144A, FRN , 4% ,
8/25/62 ......................................... United States 113,415 112,726
a
Saluda Grade Alternative Mortgage Trust , 2024-RTL4 , A1 , 144A,
7.5% , 2/25/30 .................................... United States 245,000 245,526
a ,e
Station Place Securitization Trust ,
2025-1 , A , 144A, FRN , 4.63% , ( 1-month SOFR + 0.9% ),
7/23/26 ......................................... United States 277,000 280,943
2025-3 , A , 144A, FRN , 4.63% , ( 1-month SOFR + 0.9% ),
9/23/26 ......................................... United States 280,000 280,903
2025-7 , A , 144A, FRN , 4.63% , ( 1-month SOFR + 0.9% ),
11/24/26 ........................................ United States 476,000 477,186
a ,h
Towd Point Mortgage Trust , 2018-5 , M1 , 144A, FRN , 3.25% ,
7/25/58 ......................................... United States 153,000 131,142
a
Verus Securitization Trust , 2024-1 , A1 , 144A, 5.712% , 1/25/69 . United States 254,707 256,134
a
Visio Trust , 2022-1 , A2 , 144A, 5.85% , 8/25/57 .............. United States 95,818 95,556
e
WaMu Mortgage Pass-Through Certificates Trust ,
2005-AR13 , A1C4 , FRN , 4.706% , ( 1-month SOFR + 0.974% ),
10/25/45 ........................................ United States 470,367 455,119
2005-AR17 , A1B2 , FRN , 4.666% , ( 1-month SOFR + 0.934% ),
12/25/45 ........................................ United States 387,968 359,458
9,319,870
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 9,043,185 ) ................
9,319,870
Agency Commercial Mortgage-Backed Securities 4.1%
Financial Services 4.1%
FHLMC ,
e
3065 , DC , FRN , 7.565% , ( 30-day SOFR Average + 19.517% ),
3/15/35 ......................................... United States 55,135 57,749
h
3117 , AF , FRN , Zero Cpn., 2/15/36 ..................... United States 2,986 2,649
3369 , BO , Strip , 9/15/37 ............................. United States 988 849
3391 , Strip , 4/15/37 ................................ United States 8,884 7,819
e
3408 , EK , FRN , 9.302% , ( 30-day SOFR Average + 25.332% ),
4/15/37 ......................................... United States 51,157 61,650
i
4018 , DI , IO, 4.5% , 7/15/41 .......................... United States 13,259 153
e
406 , F30 , FRN , 5.024% , ( 30-day SOFR Average + 1.15% ),
10/25/53 ........................................ United States 128,477 129,369
i
4132 , IP , IO, 4.5% , 11/15/42 .......................... United States 96,568 6,639
e,i
4945 , SL , IO, FRN , 2.061% , ( 30-day SOFR Average + 5.936% ),
1/25/50 ......................................... United States 3,141,542 379,240
i
5050 , IM , IO, 3.5% , 10/25/50 ......................... United States 3,215,100 636,199
i
5349 , IB , IO, 4% , 12/15/46 ........................... United States 411,315 89,924
a ,e
FHLMC Multi-family Structured Credit Risk Trust , 2021-MN3 , M2 ,
144A, FRN , 7.874% , ( 30-day SOFR Average + 4% ), 11/25/51 . United States 337,000 350,064
FNMA ,
e,i
2010-35 , SG , IO, FRN , 2.411% , ( 30-day SOFR Average +
6.286% ), 4/25/40 .................................. United States 186,445 21,033
i
2015-33 , AI , IO, 5% , 6/25/45 ......................... United States 507,658 63,133
i
2021-12 , NI , IO, 2.5% , 3/25/51 ........................ United States 3,340,126 566,876
i
2023-49 , IA , IO, 3% , 8/25/46 ......................... United States 629,160 82,083
i
2023-49 , IB , IO, 3.5% , 3/25/47 ........................ United States 241,547 37,469
e
2025-41 , FA , FRN , 5.024% , ( 30-day SOFR Average + 1.15% ),
6/25/54 ......................................... United States 94,814 95,164
372 , 1 , Strip , 8/25/36 ............................... United States 5,661 4,728

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
a ,e
FNMA Multi-family Connecticut Avenue Securities Trust ,
2019-01 , M10 , 144A, FRN , 7.239% , ( 30-day SOFR Average +
3.364% ), 10/25/49 ................................. United States 182,178 $ 185,437
2020-01 , M10 , 144A, FRN , 7.739% , ( 30-day SOFR Average +
3.864% ), 3/25/50 .................................. United States 344,126 351,740
GNMA ,
i
2009-79 , IC , IO, 6% , 8/20/39 ......................... United States 197,437 20,969
h,i
2010-H19 , GI , IO, FRN , 1.504% , 8/20/60 ................ United States 314,230 12,788
i
2012-113 , ID , IO, 3.5% , 9/20/42 ....................... United States 347,180 51,057
i
2012-136 , IO, 3.5% , 11/20/42 ......................... United States 493,006 63,696
i
2012-38 , MI , IO, 4% , 3/20/42 ......................... United States 1,177,890 204,442
i
2014-100 , JI , IO, 3.5% , 7/16/29 ....................... United States 124,451 3,175
i
2014-180 , IO, 5% , 12/20/44 .......................... United States 670,789 133,095
i
2014-76 , IO, 5% , 5/20/44 ............................ United States 193,008 40,041
h,i
2014-H11 , GI , IO, FRN , 1.592% , 6/20/64 ................ United States 1,446,864 37,212
i
2015-52 , KI , IO, 3.5% , 11/20/40 ....................... United States 127,529 4,391
i
2015-53 , MI , IO, 4% , 4/16/45 ......................... United States 540,162 107,193
h,i
2015-H01 , CI , IO, FRN , 1.61% , 12/20/64 ................ United States 168,023 3,494
h,i
2015-H04 , AI , IO, FRN , 1.768% , 12/20/64 ............... United States 687,032 21,377
h,i
2015-H10 , CI , IO, FRN , 1.851% , 4/20/65 ................ United States 259,631 6,999
h,i
2015-H12 , AI , IO, FRN , 1.881% , 5/20/65 ................ United States 336,843 9,966
h,i
2015-H12 , EI , IO, FRN , 1.799% , 4/20/65 ................ United States 906,541 16,930
h,i
2015-H12 , GI , IO, FRN , 1.855% , 5/20/65 ................ United States 520,148 20,082
h,i
2015-H13 , AI , IO, FRN , 2.034% , 6/20/65 ................ United States 700,904 38,536
h,i
2015-H16 , XI , IO, FRN , 2.248% , 7/20/65 ................ United States 241,983 14,431
h,i
2015-H20 , AI , IO, FRN , 1.905% , 8/20/65 ................ United States 250,197 8,384
h,i
2015-H25 , AI , IO, FRN , 1.711% , 9/20/65 ................ United States 514,340 8,049
h,i
2015-H25 , CI , IO, FRN , 1.908% , 10/20/65 ............... United States 372,011 15,613
h,i
2016-H11 , HI , IO, FRN , 1.83% , 1/20/66 ................. United States 244,943 6,339
h,i
2016-H23 , NI , IO, FRN , 2.306% , 10/20/66 ............... United States 1,171,307 57,843
h,i
2016-H24 , JI , IO, FRN , 2.291% , 11/20/66 ................ United States 281,554 17,672
h,i
2017-H08 , NI , IO, FRN , 2.192% , 3/20/67 ................ United States 845,005 26,656
h,i
2017-H10 , MI , IO, FRN , 1.843% , 4/20/67 ................ United States 907,982 26,817
h,i
2017-H12 , QI , IO, FRN , 2.377% , 5/20/67 ................ United States 726,418 27,481
h,i
2017-H18 , CI , IO, FRN , 2.367% , 9/20/67 ................ United States 869,771 63,369
e,i
2019-121 , SD , IO, FRN , 2.152% , ( 1-month SOFR + 5.886% ),
10/20/49 ........................................ United States 112,364 13,725
h,i
2019-H02 , DI , IO, FRN , 2.406% , 11/20/68 ............... United States 1,234,888 52,849
e,i
2020-112 , MS , IO, FRN , 2.452% , ( 1-month SOFR + 6.186% ),
8/20/50 ......................................... United States 3,323,799 468,291
e
2023-152 , FB , FRN , 5.068% , ( 30-day SOFR Average + 1.15% ),
4/20/51 ......................................... United States 205,728 210,071
e
2023-66 , PS , FRN , 5.581% , ( 30-day SOFR Average +
15.375% ), 5/20/53 ................................. United States 398,661 394,042
h,i
2024-32 , IO, FRN , 0.7% , 6/16/63 ...................... United States 2,512,635 128,847
5,465,889
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 5,331,286 ) ........
5,465,889
Total Long Term Investments (Cost $ 138,004,046 ) .............................
136,987,075
a

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 11.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.9%
l,m
U.S. Treasury Bills , 3 .18% , 1/20/26 ...................... United States 1,100,000 $ 1,098,059
Total U.S. Government and Agency Securities (Cost $ 1,097,783 ) ................
1,098,059
Shares
Management Investment Companies 10.1%
n,o
Putnam Short Term Investment Fund , Class P , 3.967% ....... United States 13,516,993 13,516,993
Total Management Investment Companies (Cost $ 13,516,993 ) ..................
13,516,993
Total Short Term Investments (Cost $ 14,614,776 ) ..............................
14,615,052
a
Total Investments (Cost $ 152,618,822 ) 113.7% ................................
$151,602,127
TBA Sale Commitments (7.0) % ..............................................
(9,334,677)
Other Assets, less Liabilities (6.7) % .........................................
(8,848,818)
Net Assets 100.0% .........................................................
$133,418,632
a a a
Principal
Amount
*
p
TBA Sale Commitments (7.0)%
Mortgage-Backed Securities (7.0)%
Federal National Mortgage Association (FNMA) Fixed Rate (3.6)%
Uniform Mortgage-Backed Securities ,
3.5% , TBA, 1/25/56 ................................ United States (1,000,000) (924,649)
4.5% , TBA, 1/25/56 ................................ United States (3,000,000) (2,929,130)
5.5% , TBA, 1/25/56 ................................ United States (1,000,000) (1,010,781)
(4,864,560)
Government National Mortgage Association (GNMA) Fixed Rate (3.4)%
GNMA II, Single-family, 30 Year ,
2.5% , 1/15/56 .................................... United States (4,000,000) (3,450,937)
6% , 1/15/56 ...................................... United States (1,000,000) (1,019,180)
(4,470,117)
Total TBA Sale Commitments (Proceeds $ (9,309,219) ) .........................
$(9,334,677)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $38,028,847, representing 28.5% of net assets.
b
Perpetual security with no stated maturity date.
c
The coupon rate shown represents the rate at period end.
d
See Note 1 ( f ) regarding senior floating rate interests.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( d ).
g
Income may be received in additional securities and/or cash.

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

h
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
i
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
j
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
k
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
l
The rate shown represents the yield at period end.
m
A portion or all of the security has been segregated as collateral for certain derivative contracts. At December 31, 2025, the value of this security pledged amounted to
$948,323, representing 0.7% of net assets.
n
See Note 3 ( f ) regarding investments in affiliated management investment companies.
o
The rate shown is the annualized seven-day effective yield at period end.
p
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1 ( d ).

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2025 , the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At December 31, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(e).
At December 31, 2025 , the Fund had the following forward premium swap options contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 64 $ 7,196,000 3/20/26 $ (50,098)
U.S. Treasury 10 Year Ultra Notes ................ Long 26 2,990,406 3/20/26 (24,379)
U.S. Treasury 2 Year Notes ..................... Short 50 10,439,453 3/31/26 4,475
U.S. Treasury 5 Year Notes ..................... Long 84 9,181,594 3/31/26 (36,769)
U.S. Treasury Long Bonds ..................... Long 29 3,352,219 3/20/26 (46,489)
U.S. Treasury Ultra Bonds ...................... Long 85 10,030,000 3/20/26 (228,432)
Total Futures Contracts ...................................................................... $(381,692)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. HSBK Sell 246,800 290,797 3/17/26 $ — $ (209)
Euro ............. MSCO Sell 20,800 24,501 3/17/26 — (25)
Total Forward Exchange Contracts ................................................... — $(234)
Net unrealized appreciation (depreciation) ............................................ $(234)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.3%/1-day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 18,300,000 $ (40,260) $ 31,841
3.85%/1-day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 12,200,000 50,630 6,320
(3.788%)/1-day SOFR/Mar-36/(Purchased) BNDP 3/17/26 / 3.788% 5,983,500 70,255 (1,320)
(3.438%)/1-day SOFR/Mar-31/(Written) BNDP 3/17/26 / 3.438% 10,316,300 (69,326) (1,281)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 103,000 5,037 (3,120)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 103,000 5,274 (3,737)
(3.428%)/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 384,300 22,116 1,722
3.428%/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 384,300 22,116 (15,847)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 1,549,300 193,198 (34,902)
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 1,549,300 193,198 (5,926)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 271,700 9,863 (7,693)
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 456,000 57,114 (4,303)
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 456,000 57,114 (13,894)
2.35%/1-day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 1,865,500 108,759 (84,210)
3.884%/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 3.884% 572,900 25,322 (7,697)

Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Variable Trust
Schedule of Investments
At December 31, 2025 , the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(4.384%)/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 4.384% 572,900 $ 26,382 $ (9,872)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 304,800 36,545 3,489
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 304,800 36,545 (13,051)
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 1,568,800 56,791 (17,706)
Unrealized appreciation 43,372
Unrealized (depreciation) (224,559)
Total $(181,187)
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.6 . (5.00)% Monthly JPHQ 5/11/63 167,000 $ 12,864 $ 85,971 $ (73,107)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly GSCO 11/17/59 257,000 56,382 49,237 7,145
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 193,000 23,543 24,897 (1,354)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 193,000 33,758 35,029 (1,271)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 386,000 74,193 80,932 (6,739)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly JPHQ 12/16/72 424,000 81,496 82,132 (636)
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 285,000 11,977 53,386 (41,409)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 193,000 37,968 34,668 3,300
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 140,000 (10,784) (24,342) 13,558
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 27,000 (2,080) (5,518) 3,438
Non-
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 285,000 (11,977) (17,136) 5,159
Investment
Grade
Total OTC Swap Contracts .............................................. $307,340 $399,256 $(91,916)
Total Credit Default Swap Contracts .................................... $307,340 $ 399,256 $(91,916)
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2025 , the Fund had the following interest rate swap contracts outstanding. See Note 1 ( e ).
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.58% .... Annual 9/17/27 7,997,000 $ (21,509) $ (17,712) $ (3,797)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.13% .... Annual 12/17/27 3,848,000 14,575 16,568 (1,993)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.3% ..... Annual 3/18/28 1,276,000 (475) (1,632) 1,157
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 22,364,000 148,146 208,560 (60,414)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.18% .... Annual 12/17/30 1,771,000 23,308 16,439 6,869
Receive Fixed 3.45% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/31 4,927,000 (4,645) 1,015 (5,660)
Receive Fixed 3.833% . Annual
Pay Floating 1-day
SOFR ............ Annual 9/10/35 188,900 610 — 610
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 9/17/35 27,424,000 (199,767) (290,756) 90,989
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.53% .... Annual 12/17/35 53,000 1,191 1,002 189
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.75% .... Annual 3/18/36 529,000 2,916 1,608 1,308
Receive Fixed 4.03% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 4,266,000 (102,444) (38,382) (64,062)
Receive Fixed 3.88% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/55 1,812,000 (89,412) (24,198) (65,214)
Total Interest Rate Swap Contracts ................................. $(227,506) $ (127,488) $(100,018)
*
In U.S. dollars unless otherwise indicated.
See Note  9  regarding other derivative information.
See A bbreviations on page 52 .

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam VT
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $139,101,829
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 13,516,993
Value - Unaffiliated issuers .................................................................. $138,085,134
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 13,516,993
Cash .................................................................................... 587,667
Receivables:
Investment securities sold ................................................................... 2,254,025
Receivable for sales of TBA securities (Note 1 d ) .................................................. 9,309,219
Capital shares sold ........................................................................ 182,061
Dividends and interest ..................................................................... 1,271,201
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 290,795
Variation margin on centrally cleared swap contracts ............................................... 19,655
Due from custodian ........................................................................ 108,618
OTC swap contracts (upfront payments ) .......................................................... 446,252
Unrealized appreciation on forward premium swap option contracts ..................................... 43,372
Unrealized appreciation on OTC swap contracts .................................................... 32,600
Unrealized appreciation on unfunded loan commitments (Note 8 ) ....................................... 144
Prepaid expenses .......................................................................... 79,292
Total assets .......................................................................... 166,227,028
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,757,299
Payable for purchases of TBA securities (Note 1 d ) ................................................ 20,797,949
Capital shares redeemed ................................................................... 26,535
Management fees ......................................................................... 41,919
Administrative fees ........................................................................ 1,153
Distribution fees .......................................................................... 12,666
Transfer agent fees ........................................................................ 15,965
Trustees' fees and expenses ................................................................. 108,235
Variation margin on futures contracts ........................................................... 62,422
Deposits from brokers for:
OTC derivative contracts .................................................................. 130,000
OTC swap contracts (upfront receipts ) ........................................................... 46,996
Unrealized depreciation on OTC swap contracts .................................................... 124,516
Unrealized depreciation on OTC forward exchange contracts .......................................... 234
Unrealized depreciation on forward premium swap option contracts ..................................... 224,559
TBA sale commitments, at value (proceeds $9,309,219) (Note 1d) ...................................... 9,334,677
Accrued expenses and other liabilities ........................................................... 123,271
Total liabilities ......................................................................... 32,808,396
Net assets, at value ................................................................. $133,418,632
Net assets consist of:
Paid-in capital ............................................................................. $223,888,228
Total distributable earnings (losses) ............................................................. (90,469,596)
Net assets, at value ................................................................. $133,418,632

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Income Fund
Class IA:
Net assets, at value ....................................................................... $73,912,416
Shares outstanding ........................................................................ 8,900,059
Net asset value and maximum offering price per share
a
............................................. $8.31
Class IB:
Net assets, at value ....................................................................... $59,506,216
Shares outstanding ........................................................................ 7,262,088
Net asset value and maximum offering price per share
a
............................................. $8.19
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam VT
Income Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $553,922
Interest:
Unaffiliated issuers ........................................................................ 6,594,999
Total investment income ................................................................... 7,148,921
Expenses:
Management fees (Note 3 a ) ................................................................... 501,962
Administrative fees (Note 3 b ) .................................................................. 2,446
Distribution fees: (Note 3c )
Class IB ................................................................................ 149,690
Transfer agent fees: (Note 3d )
Class IA ................................................................................ 52,752
Class IB ................................................................................ 42,063
Custodian fees (Note 4 ) ...................................................................... 10,696
Reports to shareholders fees .................................................................. 30,710
Professional fees ........................................................................... 117,337
Trustees' fees and expenses (Note 3 e ) ........................................................... 4,357
Other .................................................................................... 4,819
Total expenses ......................................................................... 916,832
Expense reductions (Note 4 ) ............................................................... (2,905)
Net expenses ......................................................................... 913,927
Net investment income ................................................................ 6,234,994
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (682,048)
Foreign currency transactions ................................................................ 457
Forward exchange contracts ................................................................. (1,129)
Forward premium swap option contracts ........................................................ 29,380
Futures contracts ......................................................................... 58,918
TBA sale commitments ..................................................................... (216,660)
Swap contracts ........................................................................... 122,716
Net realized gain (loss) .................................................................. (688,366)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 4,078,846
Translation of other assets and liabilities denominated in foreign currencies .............................. 103
Unfunded loan commitments (Note 8 ) .......................................................... 144
Forward exchange contracts ................................................................. (234)
Forward premium swap option contracts ........................................................ (185,083)
Futures contracts ......................................................................... 536,990
TBA sale commitments ..................................................................... (176,905)
Swap contracts ........................................................................... (129,466)
Net change in unrealized appreciation (depreciation) ............................................ 4,124,395
Net realized and unrealized gain (loss) ............................................................ 3,436,029
Net increase (decrease) in net assets resulting from operations .......................................... $9,671,023

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,234,994 $7,168,921
Net realized gain (loss) ................................................. (688,366) (4,049,888)
Net change in unrealized appreciation (depreciation) ........................... 4,124,395 368,151
Net increase (decrease) in net assets resulting from operations ................ 9,671,023 3,487,184
Distributions to shareholders:
Class IA ............................................................ (3,819,973) (4,511,418)
Class IB ............................................................ (2,920,969) (3,570,142)
Total distributions to shareholders .......................................... (6,740,942) (8,081,560)
Capital share transactions: (Note 2 )
Class IA ............................................................ (4,432,450) (2,655,786)
Class IB ............................................................ (3,154,009) (2,472,700)
Total capital share transactions ............................................ (7,586,459) (5,128,486)
Net increase (decrease) in net assets ................................... (4,656,378) (9,722,862)
Net assets:
Beginning of year ....................................................... 138,075,010 147,797,872
End of year ........................................................... $133,418,632 $138,075,010

Putnam Variable Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Putnam VT Income Fund
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
VT Income Fund (Fund) is included in this report. Shares
of the Fund are generally sold only to insurance company
separate accounts to fund the benefits of variable life
insurance policies or variable annuity contracts. The Fund
offers two classes of shares: Class IA and Class IB. Each
class of shares may differ by its distribution fees, voting
rights on matters affecting a single class and its exchange
privilege.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Derivative financial instruments listed on an exchange
are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services use various
techniques including industry standard option pricing models and proprietary discounted cash flow models to determine
the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Income Fund
(continued)
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Income Fund
(continued)
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign
1. Organization and Significant Accounting Policies
(continued)
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT Income Fund
(continued)
currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 9  regarding other derivative information.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Income Fund
(continued)
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
f. Senior Floating Rate Interests
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Income Fund
(continued)
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class IA Shares:
Shares sold ................................... 446,947 $3,646,846 627,283 $5,140,042
Shares issued in reinvestment of distributions .......... 481,712 3,819,973 568,905 4,511,417
Shares redeemed ............................... (1,465,870) (11,899,269) (1,508,175) (12,307,245)
Net increase (decrease) .......................... (537,211) $(4,432,450) (311,987) $(2,655,786)
Class IB Shares:
Shares sold ................................... 550,930 $4,443,107 666,419 $5,392,360
Shares issued in reinvestment of distributions .......... 372,572 2,920,969 455,375 3,570,142
Shares redeemed ............................... (1,314,623) (10,518,085) (1,421,554) (11,435,202)
Net increase (decrease) .......................... (391,121) $(3,154,009) (299,760) $(2,472,700)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Income Fund
(continued)
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.372% of the Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.550% of the first $5 billion,
0.500% of the next $5 billion,
0.450% of the next $10 billion,
0.400% of the next $10 billion,
0.350% of the next $50 billion,
0.330% of the next $50 billion,
0.320% of the next $100 billion and
0.315% of any excess thereafter.
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Income Fund
(continued)
d. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Advisers has contractually agreed, through April 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.967% ...... $14,594,739 $43,262,628 $(44,340,374) $— $— $13,516,993 13,516,993 $553,922
Total Affiliated Securities ... $14,594,739 $43,262,628 $(44,340,374) $— $— $13,516,993 $553,922
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Income Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended December 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective April 14, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
During the year ended December 31, 2025, the Fund utilized $562,396 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$330,377,152 and $302,861,294, respectively.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 48,006,116
Long term ................................................................................ 39,778,060
Total capital loss carryforwards ............................................................... $87,784,176
2025 2024
Distributions paid from:
Ordinary income .......................................................... $6,740,942 $8,081,560
Cost of investments .......................................................................... $150,633,918
Unrealized appreciation ........................................................................ $3,373,190
Unrealized depreciation ........................................................................ (12,222,937)
Net unrealized appreciation (depreciation) .......................................................... $(8,849,747)
Distributable earnings:
Undistributed ordinary income ................................................................... $6,164,082

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Income Fund
(continued)
7. Credit Risk and Defaulted Securities
At December 31, 2025, the Fund had 7.4% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At December
31, 2025, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At December 31, 2025, unfunded commitments were as follows:
9. Other Derivative Information
At December 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Borrower Unfunded Commitment
Putnam VT Income Fund
GC Ferry Acquisition I, Inc. $ 23,333
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 4,475
a
Variation margin on futures
contracts
$ 386,167
a
Variation margin on centrally
cleared swap contracts
101,122
a
Variation margin on centrally
cleared swap contracts
201,140
a
Unrealized appreciation on
forward premium swap option
contracts
43,372 Unrealized depreciation on
forward premium swap option
contracts
224,559
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
— Unrealized depreciation on OTC
forward exchange contracts
234
Credit contracts ............
OTC swap contracts (upfront
payments)
446,252 OTC swap contracts (upfront
receipts)
46,996
Unrealized appreciation on OTC
swap contracts
32,600 Unrealized depreciation on OTC
swap contracts
124,516
Total .................... $627,821 $983,612

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Income Fund
(continued)
For the year ended December 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2025, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
At December 31, 2025, the Fund's OTC derivative assets and liabilities are as follows:
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam VT Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $58,918 Futures contracts $536,990
Swap contracts 120,925 Swap contracts (94,634)
Forward premium swap option
contracts 29,380
Forward premium swap option
contracts (185,083)
Foreign exchange contracts .....
Forward exchange contracts (1,129) Forward exchange contracts (234)
Credit contracts ...............
Swap contracts 1,791 Swap contracts (34,832)
Total ....................... $209,885 $222,207
Putnam VT
Income Fund
Swap contracts .............................................................................. $53,985,216
Forward exchange contracts .................................................................... 115,514
Options .................................................................................... 24,868,223
Futures contracts ............................................................................ 57,986,518
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam VT Income Fund
Forward Exchange Contracts ............................. $ — $ 234
Forward Premium Swap Option Contracts ................... 43,372 224,559
Swap Contracts ....................................... 478,852 171,512
Total ............................................. $522,224 $396,305
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
9. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Income Fund
(continued)
At December 31, 2025, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
a
Net Amount
(Not less
than zero)
Putnam VT Income Fund
Counterparty
BNDP ................... $ 38,161 $ (2,601) $ — $ — $ 35,560
BOFA .................... 6,881 (6,881) — — —
CITI ..................... 66,944 (66,944) — — —
DBAB ................... — — — — —
GSCO ................... 197,240 (93,574) — (103,666) —
HSBK ................... — — — — —
JPHQ ................... 168,103 (73,743) — — 94,360
MCM .................... 3,489 (3,489) — — —
MLCO ................... 3,438 (3,438) — — —
MSCO ................... 37,968 (25) — — 37,943
NATW ................... — — — — —
Total ................... $522,224 $(250,695) $— $(103,666) $167,863
$ 1
9. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Income Fund
(continued)
At December 31, 2025, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e)  regarding derivative financial instruments.
See Abbreviations on page 52 .
10. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam VT Income Fund
Counterparty
BNDP ................... $ 2,601 $ (2,601) $ — $ — $ —
BOFA .................... 80,668 (6,881) — — 73,787
CITI ..................... 73,444 (66,944) — — 6,500
DBAB ................... 18,197 — — — 18,197
GSCO ................... 93,574 (93,574) — — —
HSBK ................... 209 — — — 209
JPHQ ................... 73,743 (73,743) — — —
MCM .................... 30,620 (3,489) — — 27,131
MLCO ................... 5,518 (3,438) — — 2,080
MSCO ................... 25 (25) — — —
NATW ................... 17,706 — — — 17,706
Total ................... $396,305 $(250,695) $— $— $145,610
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
9. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Income Fund
(continued)
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 51,255,870 $ — $ 51,255,870
Senior Floating Rate Interests ............... — 4,238,309 — 4,238,309
Foreign Government and Agency Securities .... — 3,581,192 — 3,581,192
Asset-Backed Securities ................... — 16,092,711 — 16,092,711
Commercial Mortgage-Backed Securities ...... — 5,629,298 — 5,629,298
Mortgage-Backed Securities ................ — 41,403,936 — 41,403,936
Residential Mortgage-Backed Securities ....... — 9,319,870 — 9,319,870
Agency Commercial Mortgage-Backed Securities — 5,465,889 — 5,465,889
Short Term Investments ................... 13,516,993 1,098,059 — 14,615,052
Total Investments in Securities ........... $13,516,993 $138,085,134 $— $151,602,127
Other Financial Instruments:
Forward Premium Swap Option Contracts ..... $— $43,372 $— $43,372
Futures Contracts ....................... 4,475 — — 4,475
Swap Contracts ......................... — 133,722 — 133,722
Unfunded Loan Commitments .............. — 144 — 144
Total Other Financial Instruments ......... $4,475 $177,238 $— $181,713
10. Credit Facility
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Income Fund
(continued)
12. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Putnam VT Income Fund (continued)
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 9,334,677 $ — $ 9,334,677
Forward Exchange Contracts ............... — 234 — 234
Forward Premium Swap Option Contracts ...... — 224,559 — 224,559
Futures Contracts ........................ 386,167 — — 386,167
Swap Contracts ......................... — 325,656 — 325,656
Total Other Financial Instruments ......... $386,167 $9,885,126 $— $10,271,293
a
For detailed categories, see the accompanying Schedule of Investments.
11. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Income Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
Cu r rency
EUR
Euro
Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.87%

Putnam Variable Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Putnam Variable Trust and Shareholders of Putnam VT Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam VT
Income Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31,
2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 19, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Variable Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Putnam VT Income Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended December 31, 2025:
Pursuant to: Amount Reported
Section 163(j) Interest Earned §163(j) $5,987,643

Putnam Variable Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38921-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	February 25, 2026